UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2021

Date of reporting period: January 31, 2021

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2021

2021 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Evolved U.S. Consumer Staples ETF | IECS | Cboe BZX

•	iShares Evolved U.S. Discretionary Spending ETF | IEDI | Cboe BZX

•	iShares Evolved U.S. Financials ETF | IEFN | Cboe BZX

•	iShares Evolved U.S. Healthcare Staples ETF | IEHS | Cboe BZX

•	iShares Evolved U.S. Innovative Healthcare ETF | IEIH | Cboe BZX

•	iShares Evolved U.S. Media and Entertainment ETF | IEME | Cboe BZX

•	iShares Evolved U.S. Technology ETF | IETC | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2021 has been a time of sudden change, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. The threat from the virus became increasingly apparent throughout February and March 2020, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following a series of successful vaccine trials and passage of additional stimuli. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities from developed economies grew at a more modest pace, lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment and posted positive returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to accelerate as vaccination efforts continue to ramp up. Significant additional U.S. stimulus spending in early 2021 is being negotiated in Congress, which would provide a solid tailwind for economic growth. Inflation should increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in both equities and credit. We see U.S. and Asian equities benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. In credit, rising inflation should provide tailwinds for inflation-protected bonds, and Euro area peripherals and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	14.47%	17.25%

U.S. small cap equities (Russell 2000® Index)	40.89	30.17

International equities (MSCI Europe, Australasia, Far East Index)	17.58	8.94

Emerging market equities (MSCI Emerging Markets Index)	24.07	27.89

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.54

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.56)	4.91

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.91)	4.72

Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.06	3.85

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.72	7.38

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2021	iShares® Evolved U.S. Consumer Staples ETF

Investment Objective

The iShares Evolved U.S. Consumer Staples ETF (the “Fund”) seeks to provide access to U.S. companies with consumer staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	6.24%	4.80%	9.54%	4.80%	29.86%
Fund Market	6.60	5.08	9.65	5.08	30.25
S&P Total Market IndexTM	18.10	20.55	14.21	20.55	46.20

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,062.40	$ 0.94		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Beverages	30.8%
Food	24.3
Retail	12.6
Agriculture	10.9
Cosmetics & Personal Care	10.4
Packaging & Containers	3.1
Household Products & Wares	2.1
Real Estate Investment Trusts	1.8
Pharmaceuticals	1.7
Chemicals	1.0
Other (each representing less than 1%)	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Coca-Cola Co. (The)	11.3%
PepsiCo Inc.	10.4
Procter & Gamble Co. (The)	8.0
Mondelez International Inc., Class A	4.5
Philip Morris International Inc.	4.5
McDonald’s Corp.	4.4
Starbucks Corp.	4.2
Altria Group Inc.	3.8
General Mills Inc.	3.3
Monster Beverage Corp.	2.9

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® Evolved U.S. Discretionary Spending ETF

Investment Objective

The iShares Evolved U.S. Discretionary Spending ETF (the “Fund”) seeks to provide access to U.S. companies with discretionary spending exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	15.78%	28.37%	19.06%	28.37%	64.94%
Fund Market	16.07	28.62	19.15	28.62	65.32
S&P Total Market IndexTM	18.10	20.55	14.21	20.55	46.20

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,157.80	$ 0.98		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Retail	49.5%
Internet	23.0
Apparel	7.1
Computers	5.5
Cosmetics & Personal Care	4.2
Lodging	2.0
Food	1.5
Commercial Services	1.4
Entertainment	1.0
Other (each representing less than 1%)	4.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Amazon.com Inc.	18.2%
Home Depot Inc. (The)	7.3
Walmart Inc.	6.1
Apple Inc.	5.5
Costco Wholesale Corp.	4.7
Nike Inc., Class B	4.2
Target Corp.	3.1
Procter & Gamble Co. (The)	3.0
Lowe’s Companies Inc.	2.8
McDonald’s Corp.	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2021	iShares® Evolved U.S. Financials ETF

Investment Objective

The iShares Evolved U.S. Financials ETF (the “Fund”) seeks to provide access to U.S. companies with financials exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	22.93%	(0.40)%	2.28%	(0.40)%	6.67%
Fund Market	23.21	(0.12)	2.37	(0.12)	6.96
S&P Total Market IndexTM	18.10	20.55	14.21	20.55	46.20

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,229.30	$ 1.01		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Banks	42.7%
Insurance	23.9
Diversified Financial Services	16.2
Commercial Services	4.9
Software	2.9
Health Care - Services	2.7
Pharmaceuticals	2.0
Savings & Loans	1.3
Machinery	1.0
Other (each representing less than 1%)	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

JPMorgan Chase & Co.	4.7%
Bank of America Corp.	4.6
Wells Fargo & Co.	4.1
Citigroup Inc.	3.1
Goldman Sachs Group Inc. (The)	2.9
Morgan Stanley	2.8
Berkshire Hathaway Inc., Class B	2.7
Truist Financial Corp.	2.3
Charles Schwab Corp. (The)	2.1
U.S. Bancorp.	2.1

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® Evolved U.S. Healthcare Staples ETF

Investment Objective

The iShares Evolved U.S. Healthcare Staples ETF (the “Fund”) seeks to provide access to U.S. companies with healthcare staples exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	14.33%	22.30%	17.41%	22.30%	58.48%
Fund Market	14.69	22.60	17.55	22.60	59.02
S&P Total Market IndexTM	18.10	20.55	14.21	20.55	46.20

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,143.30	$ 0.97		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Health Care - Products	49.3%
Health Care - Services	23.4
Pharmaceuticals	17.8
Biotechnology	4.7
Real Estate Investment Trusts	1.1
Electronics	1.0
Software	1.0
Other (each representing less than 1%)	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

UnitedHealth Group Inc.	10.9%
Abbott Laboratories	9.1
Medtronic PLC	5.8
Thermo Fisher Scientific Inc.	5.0
Johnson & Johnson	4.7
Danaher Corp.	4.0
Intuitive Surgical Inc.	3.5
Stryker Corp.	2.9
Becton Dickinson and Co.	2.8
CVS Health Corp.	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2021	iShares® Evolved U.S. Innovative Healthcare ETF

Investment Objective

The iShares Evolved U.S. Innovative Healthcare ETF (the “Fund”) seeks to provide access to U.S. companies with innovative healthcare exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	14.60%	27.79%	14.01%	27.79%	45.66%
Fund Market	14.97	28.20	14.14	28.20	46.13
S&P Total Market IndexTM	18.10	20.55	14.21	20.55	46.20

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,146.00	$ 0.97		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Pharmaceuticals	47.6%
Biotechnology	46.8
Health Care - Products	3.8
Health Care - Services	1.5
Other (each representing less than 1%)	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Johnson & Johnson	9.8%
Merck & Co. Inc.	6.0
Pfizer Inc.	5.6
Eli Lilly & Co.	5.5
AbbVie Inc.	5.4
Bristol-Myers Squibb Co.	4.5
Gilead Sciences Inc.	4.4
Amgen Inc.	4.3
Moderna Inc.	4.0
Vertex Pharmaceuticals Inc.	3.6

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2021	iShares® Evolved U.S. Media and Entertainment ETF

Investment Objective

The iShares Evolved U.S. Media and Entertainment ETF (the “Fund”) seeks to provide access to U.S. companies with media and entertainment exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	32.89%	30.53%	14.86%	30.53%	48.81%
Fund Market	33.11	30.84	14.94	30.84	49.11
S&P Total Market IndexTM	18.10	20.55	14.21	20.55	46.20

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,328.90	$ 1.06		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Media	56.5%
Internet	18.3
Software	11.8
Entertainment	5.5
Toys, Games & Hobbies	2.7
Commercial Services	1.5
Retail	1.0
Other (each representing less than 1%)	2.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

ViacomCBS Inc., Class B	6.1%
Roku Inc.	5.2
Walt Disney Co. (The)	5.2
Comcast Corp., Class A	4.6
Fox Corp., Class A	4.2
Netflix Inc.	4.2
Activision Blizzard Inc.	4.1
Charter Communications Inc., Class A	4.0
Liberty Broadband Corp., Class C	3.9
Electronic Arts Inc.	3.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2021	iShares® Evolved U.S. Technology ETF

Investment Objective

The iShares Evolved U.S. Technology ETF (the “Fund”) seeks to provide access to U.S. companies with technology exposure, as classified using a proprietary classification system. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	16.37%	39.45%	26.22%	39.45%	95.03%
Fund Market	16.28	39.44	26.23	39.44	95.06
S&P Total Market IndexTM	18.10	20.55	14.21	20.55	46.20

Certain sectors and markets performed exceptionally well based on market conditions during the one year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The inception date of the Fund was 3/21/18. The first day of secondary market trading was 3/23/18.

The S&P Total Market IndexTM is an unmanaged index designed to track the broad equity market, including large-, mid-, small-, and micro-cap stocks.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/20)	Ending Account Value (01/31/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,163.70	$ 0.98		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Software	31.8%
Internet	25.6
Computers	17.4
Semiconductors	10.3
Commercial Services	4.8
Diversified Financial Services	4.6
Telecommunications	1.9
Other (each representing less than 1%)	3.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp.	15.7%
Apple Inc.	13.1
Amazon.com Inc.	6.9
Facebook Inc., Class A	5.3
Alphabet Inc., Class A	4.3
Alphabet Inc., Class C	4.1
NVIDIA Corp.	2.8
Visa Inc., Class A	2.1
salesforce.com Inc.	1.9
Adobe Inc.	1.9

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) January 31, 2021	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Agriculture — 10.7%
Altria Group Inc.	21,608	$887,657
Archer-Daniels-Midland Co.	7,710	385,577
Bunge Ltd.	1,465	95,870
Darling Ingredients Inc.(a)	1,392	86,318
Fresh Del Monte Produce Inc.	271	6,631
Philip Morris International Inc.	13,283	1,057,991
Universal Corp./VA	196	8,990
Vector Group Ltd.	605	7,103

		2,536,137

Beverages — 30.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	112	102,692
Brown-Forman Corp., Class A	594	39,275
Brown-Forman Corp., Class B, NVS	4,470	320,365
Celsius Holdings Inc.(a)	502	26,807
Coca-Cola Co. (The)	54,510	2,624,656
Coca-Cola Consolidated Inc.	81	21,616
Constellation Brands Inc., Class A	1,577	332,637
Keurig Dr Pepper Inc.	12,619	401,284
MGP Ingredients Inc.	176	10,190
Molson Coors Beverage Co., Class B	2,400	120,384
Monster Beverage Corp.(a)	7,875	683,786
National Beverage Corp.(b)	240	36,370
PepsiCo Inc.	17,751	2,424,254
Primo Water Corp.	2,407	37,188

		7,181,504

Chemicals — 1.0%
Balchem Corp.(b)	258	27,614
Ecolab Inc.	233	47,651
International Flavors & Fragrances Inc.(b)	1,050	117,999
Mosaic Co. (The)	577	14,979
Sensient Technologies Corp.	384	27,083

		235,326

Commercial Services — 0.1%
Medifast Inc.	95	22,294
WW International Inc.(a)(b)	288	7,649

		29,943

Computers — 0.1%
ExlService Holdings Inc.(a)	159	12,192

Cosmetics & Personal Care — 10.3%
Colgate-Palmolive Co.	6,994	545,532
Coty Inc., Class A	1,840	11,721
Edgewell Personal Care Co.	150	5,010
Procter & Gamble Co. (The)	14,566	1,867,507

		2,429,770

Distribution & Wholesale — 0.0%
Core-Mark Holding Co. Inc.	368	11,287

Diversified Financial Services — 0.0%
Jefferies Financial Group Inc.	2	47

Electrical Components & Equipment — 0.1%
Energizer Holdings Inc.	380	16,659

Food — 24.0%
B&G Foods Inc.	1,232	46,915
BellRing Brands Inc., Class A(a)	446	10,374
Beyond Meat Inc.(a)	623	110,944

Security	Shares	Value

Food (continued)
Calavo Growers Inc.	176	$13,402
Cal-Maine Foods Inc.(a)	320	12,269
Campbell Soup Co.	3,555	171,031
Conagra Brands Inc.	8,687	300,570
Flowers Foods Inc.	1,904	43,716
General Mills Inc.	13,307	773,137
Hain Celestial Group Inc. (The)(a)	1,664	69,197
Hershey Co. (The)	2,810	408,686
Hormel Foods Corp.	3,903	182,895
Hostess Brands Inc.(a)	1,040	15,964
Ingredion Inc.	804	60,678
J&J Snack Foods Corp.	208	31,753
JM Smucker Co. (The)	1,991	231,772
John B Sanfilippo & Son Inc.	144	11,582
Kellogg Co.	5,043	297,234
Kraft Heinz Co. (The)	9,672	324,109
Lamb Weston Holdings Inc.	1,911	142,752
Lancaster Colony Corp.	272	47,486
McCormick & Co. Inc./MD, NVS	3,432	307,301
Mondelez International Inc., Class A	19,105	1,059,181
Performance Food Group Co.(a)	976	45,755
Pilgrim’s Pride Corp.(a)	480	9,302
Post Holdings Inc.(a)	1,094	103,766
Sanderson Farms Inc.	192	26,149
Seaboard Corp.	1	3,146
Simply Good Foods Co. (The)(a)	1,150	32,821
Sprouts Farmers Market Inc.(a)(b)	720	16,308
Sysco Corp.	5,100	364,701
Tootsie Roll Industries Inc.	237	9,380
TreeHouse Foods Inc.(a)	1,024	43,244
Tyson Foods Inc., Class A	4,366	280,778
U.S. Foods Holding Corp.(a)	1,682	52,125
United Natural Foods Inc.(a)	352	9,532

		5,669,955

Health Care - Products — 0.2%
Neogen Corp.(a)	432	34,936

Holding Companies - Diversified — 0.1%
Cannae Holdings Inc.(a)	478	18,159

Household Products & Wares — 2.1%
ACCO Brands Corp.	2	16
Church & Dwight Co. Inc.	1,838	155,182
Clorox Co. (The)	899	188,305
Helen of Troy Ltd.(a)	80	19,540
Kimberly-Clark Corp.	859	113,474
WD-40 Co.	35	10,654

		487,171

Housewares — 0.3%
Newell Brands Inc.	427	10,256
Scotts Miracle-Gro Co. (The)	224	49,596

		59,852

Machinery — 0.3%
AGCO Corp.	368	40,811
Middleby Corp. (The)(a)	272	36,916

		77,727

Manufacturing — 0.1%
John Bean Technologies Corp.	192	22,249

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Consumer Staples ETF (Percentages shown are based on Net Assets

Security	Shares	Value

Packaging & Containers — 3.0%
Amcor PLC	2,461	$26,923
AptarGroup Inc.	63	8,377
Ball Corp.	3,807	335,092
Berry Global Group Inc.(a)	991	48,926
Crown Holdings Inc.(a)	1,457	131,349
Graphic Packaging Holding Co.	3,076	48,170
O-I Glass Inc.	1,248	15,775
Packaging Corp. of America	165	22,186
Sealed Air Corp.	387	16,358
Silgan Holdings Inc.	592	21,567
Sonoco Products Co.	672	38,915

		713,638

Pharmaceuticals — 1.7%
Elanco Animal Health Inc.(a)	2,350	68,221
Herbalife Nutrition Ltd.(a)	735	37,456
Perrigo Co. PLC	209	8,924
Prestige Consumer Healthcare Inc.(a)	352	14,080
Zoetis Inc.	1,721	265,464

		394,145

Real Estate Investment Trusts — 1.8%
Americold Realty Trust	1,345	46,954
Equinix Inc.	518	383,299

		430,253

Retail — 12.4%
BJ’s Restaurants Inc.(a)	97	4,534
Casey’s General Stores Inc.	176	32,996
Cheesecake Factory Inc. (The)	224	10,073
Chipotle Mexican Grill Inc.(a)	240	355,200
Cracker Barrel Old Country Store Inc.	80	10,825
Darden Restaurants Inc.	278	32,495
Domino’s Pizza Inc.	55	20,392
Freshpet Inc.(a)	418	58,232
Jack in the Box Inc.	144	13,556
McDonald’s Corp.	4,929	1,024,443
Shake Shack Inc., Class A(a)	161	18,261

Security	Shares	Value

Retail (continued)
Starbucks Corp.	10,218	$989,205
Texas Roadhouse Inc.	132	10,060
Wendy’s Co. (The)	1,136	23,174
Wingstop Inc.	144	21,607
Yum China Holdings Inc.	2,145	121,643
Yum! Brands Inc.	1,867	189,482

		2,936,178

Toys, Games & Hobbies — 0.1%
Mattel Inc.(a)	1,078	19,533

Total Common Stocks — 98.8% (Cost: $22,035,096)		23,316,661

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	211,221	211,348
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	256,000	256,000

		467,348

Total Short-Term Investments — 2.0% (Cost: $467,344)		467,348

Total Investments in Securities — 100.8% (Cost: $22,502,440)		23,784,009

Other Assets, Less Liabilities — (0.8)%		(178,120)

Net Assets — 100.0%		$23,605,889

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$162,457	$48,984	(a)	$—	$48	$(141)	$211,348	211,221	$746	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,000	190,000	(a)	—	—	—	256,000	256,000	53		—

					$48	$(141)	$467,348		$799		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Consumer Staples ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$23,316,661	$—	$—	$23,316,661
Money Market Funds	467,348	—	—	467,348

	$23,784,009	$—	$—	$23,784,009

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)	647	$15,573

Airlines — 0.1%
Alaska Air Group Inc.	312	15,235
JetBlue Airways Corp.(a)	828	11,874

		27,109

Apparel — 7.0%
Capri Holdings Ltd.(a)	790	32,911
Carter’s Inc.	420	36,977
Columbia Sportswear Co.	216	18,891
Crocs Inc.(a)	408	28,568
Deckers Outdoor Corp.(a)(b)	193	56,352
Hanesbrands Inc.	2,208	33,760
Levi Strauss & Co., Class A	395	7,786
Nike Inc., Class B	7,299	975,074
Oxford Industries Inc.	144	9,395
PVH Corp.	512	43,653
Ralph Lauren Corp.	361	36,479
Skechers U.S.A. Inc., Class A(a)	1,008	34,756
Steven Madden Ltd.	670	22,512
Tapestry Inc.	2,220	70,196
Under Armour Inc., Class A(a)	1,212	21,210
Under Armour Inc., Class C, NVS(a)	1,236	18,503
Urban Outfitters Inc.(a)	600	16,458
VF Corp.	2,305	177,185
Wolverine World Wide Inc.	372	10,654

		1,651,320

Beverages — 0.1%
Constellation Brands Inc., Class A	81	17,085

Building Materials — 0.1%
American Woodmark Corp.(a)	48	4,153
Masco Corp.	491	26,666

		30,819

Chemicals — 0.1%
Valvoline Inc.	504	11,965

Commercial Services — 1.3%
Bright Horizons Family Solutions Inc.(a)	60	9,118
Cintas Corp.	216	68,714
Euronet Worldwide Inc.(a)	120	14,995
Grand Canyon Education Inc.(a)	108	9,174
H&R Block Inc.	672	11,579
ManpowerGroup Inc.	180	15,919
Monro Inc.	204	11,928
PayPal Holdings Inc.(a)	380	89,038
Rent-A-Center Inc./TX	347	15,025
Rollins Inc.	540	19,451
Square Inc., Class A(a)	136	29,371
Terminix Global Holdings Inc.(a)	408	19,453
WW International Inc.(a)(b)	108	2,868

		316,633

Computers — 5.4%
Apple Inc.	9,686	1,278,165

Cosmetics & Personal Care — 4.1%
Colgate-Palmolive Co.	126	9,828
Coty Inc., Class A	359	2,287
Estee Lauder Companies Inc. (The), Class A	1,071	253,452

Security	Shares	Value

Cosmetics & Personal Care (continued)
Inter Parfums Inc.	94	$5,845
Procter & Gamble Co. (The)	5,465	700,668

		972,080

Distribution & Wholesale — 0.8%
Core-Mark Holding Co. Inc.	178	5,459
Fastenal Co.	1,119	51,015
G-III Apparel Group Ltd.(a)	348	9,410
LKQ Corp.(a)	326	11,439
Pool Corp.	114	40,377
SiteOne Landscape Supply Inc.(a)	108	17,030
WW Grainger Inc.	144	52,472

		187,202

Diversified Financial Services — 0.7%
LendingTree Inc.(a)	12	3,906
Mastercard Inc., Class A	203	64,207
PROG Holdings Inc.	401	18,919
Visa Inc., Class A	451	87,156

		174,188

Entertainment — 1.0%
Caesars Entertainment Inc.(a)	593	41,741
Churchill Downs Inc.	119	22,307
Cinemark Holdings Inc.	384	7,772
Live Nation Entertainment Inc.(a)	540	35,883
Madison Square Garden Sports Corp.(a)	60	9,714
Marriott Vacations Worldwide Corp.	107	13,135
Penn National Gaming Inc.(a)	399	41,384
Red Rock Resorts Inc., Class A	348	8,171
Scientific Games Corp./DE, Class A(a)	132	5,177
Six Flags Entertainment Corp.	204	6,977
Vail Resorts Inc.	156	41,490

		233,751

Food — 1.5%
Beyond Meat Inc.(a)	99	17,630
Flowers Foods Inc.	540	12,398
Grocery Outlet Holding Corp.(a)	674	28,773
Kroger Co. (The)	5,305	183,023
Performance Food Group Co.(a)	384	18,002
Sprouts Farmers Market Inc.(a)	756	17,123
Sysco Corp.	839	59,997
U.S. Foods Holding Corp.(a)	648	20,082

		357,028

Food Service — 0.1%
Aramark	960	32,918

Holding Companies - Diversified — 0.0%
Cannae Holdings Inc.(a)	180	6,838

Home Builders — 0.1%
Taylor Morrison Home Corp.(a)	240	6,235
Toll Brothers Inc.	312	15,943

		22,178

Home Furnishings — 0.2%
Sleep Number Corp.(a)	142	15,299
Tempur Sealy International Inc.(a)	816	21,543

		36,842

Household Products & Wares — 0.2%
Helen of Troy Ltd.(a)	61	14,900
Kimberly-Clark Corp.	312	41,215

		56,115

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Housewares — 0.2%
Newell Brands Inc.	1,138	$27,335
Scotts Miracle-Gro Co. (The)	96	21,255
Tupperware Brands Corp.(a)	132	3,971

		52,561

Internet — 22.8%
Amazon.com Inc.(a)	1,328	4,257,834
Booking Holdings Inc.(a)	121	235,264
Cars.com Inc.(a)	180	2,090
Chewy Inc., Class A(a)	273	27,797
eBay Inc.	1,477	83,465
Etsy Inc.(a)	348	69,283
Expedia Group Inc.	218	27,054
Groupon Inc.(a)	72	2,460
Grubhub Inc.(a)	264	19,871
Match Group Inc.(a)	113	15,804
MercadoLibre Inc.(a)	145	258,029
Overstock.com Inc.(a)	151	11,718
Pinterest Inc., Class A(a)	1,773	121,468
Stitch Fix Inc., Class A(a)	166	15,843
Uber Technologies Inc.(a)	2,745	139,803
Wayfair Inc., Class A(a)	373	101,575

		5,389,358

Leisure Time — 0.8%
Carnival Corp.	3,139	58,605
Norwegian Cruise Line Holdings Ltd.(a)	1,094	24,779
Planet Fitness Inc., Class A(a)	624	44,928
Polaris Inc.	84	9,800
Royal Caribbean Cruises Ltd.	469	30,485
YETI Holdings Inc.(a)	295	19,417

		188,014

Lodging — 2.0%
Boyd Gaming Corp.	250	11,290
Choice Hotels International Inc.	192	19,323
Hilton Grand Vacations Inc.(a)	252	7,489
Hilton Worldwide Holdings Inc.	1,330	134,849
Hyatt Hotels Corp., Class A	192	12,607
Las Vegas Sands Corp.	1,358	65,306
Marriott International Inc./MD, Class A	859	99,910
MGM Resorts International	1,329	37,956
Wyndham Destinations Inc.	492	21,766
Wyndham Hotels & Resorts Inc.	575	33,448
Wynn Resorts Ltd.	300	29,859

		473,803

Pharmaceuticals — 0.1%
Herbalife Nutrition Ltd.(a)	286	14,575

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	84	3,043

Real Estate Investment Trusts — 0.2%
Apple Hospitality REIT Inc.	504	6,290
Host Hotels & Resorts Inc.	1,596	21,626
Macerich Co. (The)(b)	326	5,118
Park Hotels & Resorts Inc.	360	6,005
Ruth’s Hospitality Group Inc.	216	3,929
Ryman Hospitality Properties Inc.	96	6,225

		49,193

Retail — 48.9%
Abercrombie & Fitch Co., Class A	623	14,373

Security	Shares	Value

Retail (continued)
Advance Auto Parts Inc.	432	$64,428
American Eagle Outfitters Inc.	1,404	31,857
At Home Group Inc.(a)	349	8,505
AutoNation Inc.(a)	252	17,962
AutoZone Inc.(a)	132	147,625
Bed Bath & Beyond Inc.	1,029	36,355
Best Buy Co. Inc.	1,273	138,528
Big Lots Inc.	372	22,201
BJ’s Restaurants Inc.(a)	108	5,048
BJ’s Wholesale Club Holdings Inc.(a)	841	35,381
Bloomin’ Brands Inc.	576	12,136
Boot Barn Holdings Inc.(a)	261	14,940
Brinker International Inc.	263	15,485
Buckle Inc. (The)	228	8,965
Burlington Stores Inc.(a)	543	135,153
CarMax Inc.(a)	723	85,155
Carvana Co.(a)	256	66,865
Casey’s General Stores Inc.	252	47,245
Cheesecake Factory Inc. (The)	252	11,332
Chipotle Mexican Grill Inc.(a)	121	179,080
Costco Wholesale Corp.	3,104	1,093,943
Cracker Barrel Old Country Store Inc.	168	22,732
Darden Restaurants Inc.	804	93,979
Dave & Buster’s Entertainment Inc.	253	8,607
Dick’s Sporting Goods Inc.	517	34,644
Dollar General Corp.	1,872	364,310
Dollar Tree Inc.(a)	1,825	185,529
Domino’s Pizza Inc.	250	92,690
FirstCash Inc.	228	13,425
Five Below Inc.(a)	468	82,242
Floor & Decor Holdings Inc., Class A(a)	657	60,490
Foot Locker Inc.	768	33,654
Freshpet Inc.(a)	119	16,578
Gap Inc. (The)(a)	2,508	50,787
Genuine Parts Co.	372	34,923
Home Depot Inc. (The)	6,287	1,702,645
Jack in the Box Inc.	134	12,615
Kohl’s Corp.	1,369	60,318
L Brands Inc.	1,883	76,751
La-Z-Boy Inc.	216	8,363
Lithia Motors Inc., Class A	84	26,769
Lowe’s Companies Inc.	3,900	650,715
Lululemon Athletica Inc.(a)	935	307,316
Macy’s Inc.	1,817	27,328
McDonald’s Corp.	3,115	647,422
Michaels Companies Inc. (The)(a)	684	10,602
MSC Industrial Direct Co. Inc., Class A	120	9,308
Murphy USA Inc.	144	17,938
National Vision Holdings Inc.(a)	300	13,911
Nordstrom Inc.	937	33,217
Ollie’s Bargain Outlet Holdings Inc.(a)	490	46,418
O’Reilly Automotive Inc.(a)	479	203,800
Papa John’s International Inc.	142	14,524
PriceSmart Inc.	168	15,772
Qurate Retail Inc. Series A	635	8,001
RH(a)(b)	134	63,698
Ross Stores Inc.	2,824	314,283
Sally Beauty Holdings Inc.(a)	972	14,677
Shake Shack Inc., Class A(a)	144	16,332
Signet Jewelers Ltd.	431	17,507

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
Starbucks Corp.	4,419	$427,803
Target Corp.	3,946	714,897
Texas Roadhouse Inc.	432	32,923
TJX Companies Inc. (The)	8,774	561,887
Tractor Supply Co.	827	117,219
Ulta Beauty Inc.(a)	459	128,410
Walgreens Boots Alliance Inc.	2,937	147,584
Walmart Inc.	10,220	1,435,808
Wendy’s Co. (The)	1,020	20,808
Williams-Sonoma Inc.	548	70,648
Wingstop Inc.	144	21,607
Yum China Holdings Inc.	2,056	116,596
Yum! Brands Inc.	1,775	180,145

		11,583,717

Software — 0.1%
Intuit Inc.	60	21,674
Take-Two Interactive Software Inc.(a)	58	11,626

		33,300

Textiles — 0.1%
UniFirst Corp./MA	48	10,214

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	288	27,020
Mattel Inc.(a)	910	16,489

		43,509

Transportation — 0.5%
FedEx Corp.	504	118,611

Total Common Stocks — 98.8% (Cost: $19,503,616)		23,387,707

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	125,228	$125,303
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	275,000	275,000

		400,303

Total Short-Term Investments — 1.7% (Cost: $400,296)		400,303

Total Investments in Securities — 100.5% (Cost: $19,903,912)		23,788,010

Other Assets, Less Liabilities — (0.5)%		(114,828)

Net Assets — 100.0%		$23,673,182

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,972	$120,363	(a)	$—	$(29)	$(3)	$125,303	125,228	$196	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	45,000	230,000	(a)	—	—	—	275,000	275,000	70		—

					$(29)	$(3)	$400,303		$266		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Discretionary Spending ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$23,387,707	$—	$—	$23,387,707
Money Market Funds	400,303	—	—	400,303

	$23,788,010	$—	$—	$23,788,010

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 42.3%
Ameris Bancorp.	64	$2,503
Associated Banc-Corp.	347	6,225
Atlantic Union Bankshares Corp.	140	4,598
BancFirst Corp.	46	2,651
Bank of America Corp.	7,696	228,186
Bank of Hawaii Corp.	94	7,350
Bank of New York Mellon Corp. (The)	1,193	47,517
Bank OZK	226	8,398
BankUnited Inc.	187	6,480
Banner Corp.	52	2,300
BOK Financial Corp.	53	3,915
Bryn Mawr Bank Corp.	63	1,958
Cathay General Bancorp.	180	6,088
CIT Group Inc.	167	6,162
Citigroup Inc.	2,619	151,876
Citizens Financial Group Inc.	791	28,824
City Holding Co.	40	2,762
Columbia Banking System Inc.	153	5,894
Comerica Inc.	264	15,101
Commerce Bancshares Inc.	202	13,504
Community Bank System Inc.	114	7,393
ConnectOne Bancorp. Inc.	76	1,615
Cullen/Frost Bankers Inc.	118	10,884
CVB Financial Corp.	243	4,721
Eagle Bancorp. Inc.	67	2,847
East West Bancorp. Inc.	264	15,824
Enterprise Financial Services Corp.	58	2,048
Fifth Third Bancorp.	1,281	37,059
First BanCorp./Puerto Rico	384	3,494
First Bancorp./Southern Pines NC	71	2,418
First Busey Corp.	112	2,315
First Citizens BancShares Inc./NC, Class A	11	6,556
First Commonwealth Financial Corp.	268	3,144
First Financial Bancorp.	210	3,847
First Financial Bankshares Inc.	284	10,758
First Hawaiian Inc.	261	6,068
First Horizon Corp.	1,073	14,904
First Interstate BancSystem Inc., Class A	83	3,209
First Midwest Bancorp. Inc.	230	3,802
Flagstar Bancorp. Inc.	62	2,657
FNB Corp.	695	6,853
Fulton Financial Corp.	382	5,119
Glacier Bancorp. Inc.	172	8,024
Goldman Sachs Group Inc. (The)	522	141,551
Great Western Bancorp. Inc.	127	3,048
Hancock Whitney Corp.	169	5,770
Hanmi Financial Corp.	78	1,078
Heartland Financial USA Inc.	71	3,029
Heritage Financial Corp./WA	75	1,770
Hilltop Holdings Inc.	160	4,806
Home BancShares Inc./AR	318	6,742
Hope Bancorp Inc.	282	3,153
Huntington Bancshares Inc./OH	1,819	24,056
Independent Bank Corp.	58	4,355
Independent Bank Group Inc.	43	2,641
International Bancshares Corp.	134	5,067
JPMorgan Chase & Co.	1,820	234,179
KeyCorp.	1,838	30,989

Security	Shares	Value

Banks (continued)
Lakeland Bancorp. Inc.	132	$1,731
Lakeland Financial Corp.	67	3,933
Live Oak Bancshares Inc.	55	2,193
M&T Bank Corp.	137	18,148
Meta Financial Group Inc.	57	2,202
Morgan Stanley	2,097	140,604
National Bank Holdings Corp., Class A	71	2,362
NBT Bancorp. Inc.	113	3,730
Northern Trust Corp.	350	31,216
OFG Bancorp.	94	1,615
Old National Bancorp./IN	329	5,524
PacWest Bancorp.	229	6,913
Park National Corp.	33	3,564
Pinnacle Financial Partners Inc.	147	10,074
Popular Inc.	156	8,853
Prosperity Bancshares Inc.	173	11,667
Regions Financial Corp.	1,775	30,193
Renasant Corp.	114	4,036
S&T Bancorp. Inc.	84	2,134
Sandy Spring Bancorp. Inc.	78	2,592
Seacoast Banking Corp. of Florida(a)	99	3,015
ServisFirst Bancshares Inc.	94	3,861
Simmons First National Corp., Class A	177	4,372
South State Corp.	133	9,275
Southside Bancshares Inc.	85	2,666
State Street Corp.	597	41,790
SVB Financial Group(a)	90	39,400
Synovus Financial Corp.	297	11,048
TCF Financial Corp.	279	10,842
Texas Capital Bancshares Inc.(a)(b)	54	3,252
Tompkins Financial Corp.	38	2,541
Triumph Bancorp. Inc.(a)	35	2,007
Truist Financial Corp.	2,374	113,904
Trustmark Corp.	72	1,978
U.S. Bancorp.	2,405	103,054
UMB Financial Corp.	94	6,671
Umpqua Holdings Corp.	398	5,775
United Community Banks Inc./GA	128	3,818
Valley National Bancorp.	594	6,065
Veritex Holdings Inc.	64	1,636
Walker & Dunlop Inc.	36	2,964
Webster Financial Corp.	186	8,695
Wells Fargo & Co.	6,764	202,108
WesBanco Inc.	103	2,987
Westamerica Bancorp.	61	3,405
Western Alliance Bancorp.	135	9,204
Wintrust Financial Corp.	116	6,982
Zions Bancorp NA	326	14,390

		2,111,074

Commercial Services — 4.9%
Automatic Data Processing Inc.	199	32,859
Avalara Inc.(a)	19	2,850
CoreLogic Inc.	64	4,819
Equifax Inc.	78	13,815
Euronet Worldwide Inc.(a)	25	3,124
EVERTEC Inc.	66	2,290
FleetCor Technologies Inc.(a)	38	9,224
FTI Consulting Inc.(a)	21	2,309
Global Payments Inc.	157	27,714
Grand Canyon Education Inc.(a)	23	1,954

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
Green Dot Corp., Class A(a)	57	$2,863
HealthEquity Inc.(a)	37	3,091
Insperity Inc.	29	2,276
MarketAxess Holdings Inc.	29	15,682
Moody’s Corp.	130	34,614
Morningstar Inc.	17	3,908
S&P Global Inc.	140	44,380
Service Corp. International	111	5,598
Verisk Analytics Inc.	127	23,304
WEX Inc.(a)	37	6,978

		243,652

Computers — 0.0%
Genpact Ltd.	66	2,527

Diversified Financial Services — 16.0%
Affiliated Managers Group Inc.	61	6,722
Alliance Data Systems Corp.	30	2,030
Ally Financial Inc.	572	21,645
American Express Co.	809	94,054
Ameriprise Financial Inc.	187	37,002
Apollo Global Management Inc.	363	16,676
Ares Management Corp., Class A	76	3,432
Artisan Partners Asset Management Inc., Class A	70	3,388
BGC Partners Inc., Class A	217	770
Boston Private Financial Holdings Inc.	128	1,560
Capital One Financial Corp.	713	74,337
Cboe Global Markets Inc.	101	9,265
Charles Schwab Corp. (The)	2,019	104,059
CME Group Inc.	224	40,710
Cohen & Steers Inc.	36	2,358
Credit Acceptance Corp.(a)(b)	16	6,172
Discover Financial Services	373	31,160
Eaton Vance Corp., NVS	167	11,212
Evercore Inc., Class A	38	4,146
Federated Hermes Inc.	132	3,564
Franklin Resources Inc.	372	9,780
Hamilton Lane Inc., Class A	24	1,809
Houlihan Lokey Inc.	40	2,594
Interactive Brokers Group Inc., Class A	71	4,345
Intercontinental Exchange Inc.	438	48,333
Invesco Ltd.	336	6,918
Jefferies Financial Group Inc.	245	5,721
KKR & Co. Inc.	539	20,994
LendingTree Inc.(a)	5	1,628
LPL Financial Holdings Inc.	104	11,267
Mastercard Inc., Class A	125	39,536
Moelis & Co., Class A	41	2,038
Mr Cooper Group Inc.(a)	89	2,423
Nasdaq Inc.	105	14,203
Navient Corp.	271	3,050
OneMain Holdings Inc.	116	5,401
PennyMac Financial Services Inc.	66	3,828
Piper Sandler Cos.	25	2,283
Raymond James Financial Inc.	207	20,686
Santander Consumer USA Holdings Inc.	110	2,431
SEI Investments Co.	153	8,086
SLM Corp.	621	8,619
Stifel Financial Corp.	184	9,535
Synchrony Financial	707	23,791
T Rowe Price Group Inc.	271	42,406

Security	Shares	Value

Diversified Financial Services (continued)
Tradeweb Markets Inc., Class A	54	$3,283
Virtu Financial Inc., Class A	101	2,805
Virtus Investment Partners Inc.	14	2,940
Visa Inc., Class A	18	3,479
Waddell & Reed Financial Inc., Class A	137	3,465
Western Union Co. (The)	288	6,414

		798,353

Electric — 0.1%
Hawaiian Electric Industries Inc.	139	4,595

Engineering & Construction — 0.1%
frontdoor Inc.(a)	55	3,027

Forest Products & Paper — 0.2%
International Paper Co.	219	11,018

Health Care - Services — 2.6%
Anthem Inc.	133	39,498
Centene Corp.(a)	109	6,573
Humana Inc.	5	1,915
Molina Healthcare Inc.(a)	42	8,972
UnitedHealth Group Inc.	227	75,723

		132,681

Home Builders — 0.2%
MDC Holdings Inc.	47	2,445
NVR Inc.(a)	2	8,893

		11,338

Household Products & Wares — 0.0%
Spectrum Brands Holdings Inc.	8	605

Insurance — 23.6%
Aflac Inc.	1,128	50,963
Alleghany Corp.	26	14,738
Allstate Corp. (The)	476	51,018
American Financial Group Inc./OH	139	13,085
American International Group Inc.	1,525	57,096
American National Group Inc.	22	1,944
Aon PLC, Class A	173	35,136
Arch Capital Group Ltd.(a)	563	17,684
Argo Group International Holdings Ltd.	56	2,260
Arthur J Gallagher & Co.	250	28,852
Assurant Inc.	74	10,025
Assured Guaranty Ltd.	85	3,039
Athene Holding Ltd., Class A(a)	263	10,754
Axis Capital Holdings Ltd.	134	6,151
Berkshire Hathaway Inc., Class B(a)	586	133,532
Brighthouse Financial Inc.(a)	154	5,445
Brown & Brown Inc.	331	14,263
Cincinnati Financial Corp.	277	23,293
CNA Financial Corp.	66	2,536
CNO Financial Group Inc.	209	4,433
Employers Holdings Inc.	56	1,708
Enstar Group Ltd.(a)	19	3,804
Equitable Holdings Inc.	602	14,918
Erie Indemnity Co., Class A, NVS	27	6,564
Essent Group Ltd.	183	7,655
Everest Re Group Ltd.	71	14,987
Fidelity National Financial Inc.	416	15,101
First American Financial Corp.	190	9,935
Genworth Financial Inc., Class A(a)	1,014	2,880
Globe Life Inc.	186	16,812

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hanover Insurance Group Inc. (The)	81	$9,110
Hartford Financial Services Group Inc. (The)	637	30,589
Horace Mann Educators Corp.	85	3,329
James River Group Holdings Ltd.	48	2,135
Kemper Corp.	121	8,512
Kinsale Capital Group Inc.	39	7,315
Lincoln National Corp.	340	15,467
Loews Corp.	213	9,647
Markel Corp.(a)	19	18,420
Marsh & McLennan Companies Inc.	586	64,407
Mercury General Corp.	60	3,181
MetLife Inc.	1,279	61,584
MGIC Investment Corp.	653	7,653
NMI Holdings Inc., Class A(a)	139	2,948
Old Republic International Corp.	379	6,860
Palomar Holdings Inc.(a)	39	3,884
Primerica Inc.	56	7,801
Principal Financial Group Inc.	503	24,783
ProAssurance Corp.	105	1,925
Progressive Corp. (The)	971	84,661
Prudential Financial Inc.	710	55,579
Radian Group Inc.	321	6,163
RenaissanceRe Holdings Ltd.	75	11,283
RLI Corp.	90	8,710
Safety Insurance Group Inc.	33	2,423
Selective Insurance Group Inc.	112	7,278
Travelers Companies Inc. (The)	437	59,563
Trupanion Inc.(a)	37	4,151
Universal Insurance Holdings Inc.	64	857
Unum Group	394	9,153
Voya Financial Inc.	255	14,142
White Mountains Insurance Group Ltd.	6	6,120
Willis Towers Watson PLC	116	23,541
WR Berkley Corp.	262	16,281

		1,180,066

Internet — 0.1%
Lyft Inc., Class A(a)	159	7,069

Leisure Time — 0.1%
Harley-Davidson Inc.	79	3,167

Machinery — 1.0%
Caterpillar Inc.	242	44,247
Vertiv Holdings Co.	196	3,944

		48,191

Media — 0.1%
FactSet Research Systems Inc.	16	4,837

Pharmaceuticals — 2.0%
Cigna Corp.	275	59,689
CVS Health Corp.	562	40,267

		99,956

Private Equity — 0.8%
Blackstone Group Inc. (The), Class A	470	31,579
Carlyle Group Inc. (The)	204	6,583

		38,162

Real Estate Investment Trusts — 0.6%
AGNC Investment Corp.	213	3,323
Annaly Capital Management Inc.	930	7,552

Security	Shares	Value

Real Estate Investment Trusts (continued)
New Residential Investment Corp.	268	$2,517
Two Harbors Investment Corp.	150	910
Weyerhaeuser Co.	492	15,345

		29,647

Retail — 0.0%
FirstCash Inc.	30	1,766

Savings & Loans — 1.3%
Axos Financial Inc.(a)	95	3,700
Berkshire Hills Bancorp. Inc.	75	1,243
Brookline Bancorp. Inc.	175	2,203
Capitol Federal Financial Inc.	292	3,627
Investors Bancorp. Inc.	501	5,767
Meridian Bancorp. Inc.	113	1,712
New York Community Bancorp. Inc.	937	9,801
Northwest Bancshares Inc.	224	2,856
OceanFirst Financial Corp.	97	1,762
Pacific Premier Bancorp. Inc.	95	3,159
People’s United Financial Inc.	759	10,368
Provident Financial Services Inc.	140	2,593
Sterling Bancorp./DE	450	8,307
Washington Federal Inc.	174	4,555
WSFS Financial Corp.	118	5,070

		66,723

Software — 2.9%
Black Knight Inc.(a)	48	3,921
Broadridge Financial Solutions Inc.	90	12,718
Fidelity National Information Services Inc.	496	61,236
Fiserv Inc.(a)	277	28,445
MSCI Inc.	44	17,393
Paychex Inc.	155	13,535
SS&C Technologies Holdings Inc.	91	5,722

		142,970

Total Common Stocks — 98.9% (Cost: $4,864,172)		4,941,424

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	9,044	9,050
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	40,000	40,000

		49,050

Total Short-Term Investments — 1.0% (Cost: $49,050)		49,050

Total Investments in Securities — 99.9% (Cost: $4,913,222)		4,990,474

Other Assets, Less Liabilities — 0.1%		2,510

Net Assets — 100.0%		$4,992,984

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,503	$551	(a)	$—	$(5)	$1	$9,050	9,044	$17	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	10,000	(a)	—	—	—	40,000	40,000	18		—

					$(5)	$1	$49,050		$35		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,941,424	$—	$—	$4,941,424
Money Market Funds	49,050	—	—	49,050

	$4,990,474	$—	$—	$4,990,474

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2021	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 4.6%
Amgen Inc.	213	$51,425
Bio-Rad Laboratories Inc., Class A(a)	110	63,115
Exact Sciences Corp.(a)	1,093	149,916
Guardant Health Inc.(a)	516	80,238
Illumina Inc.(a)	1,144	487,847
Myriad Genetics Inc.(a)	506	13,940
NeoGenomics Inc.(a)	812	43,052
Pacific Biosciences of California Inc.(a)	782	25,298
Twist Bioscience Corp.(a)	175	28,794
Veracyte Inc.(a)	385	21,830

		965,455

Commercial Services — 0.5%
AMN Healthcare Services Inc.(a)	276	19,905
Bright Horizons Family Solutions Inc.(a)	176	26,747
Grand Canyon Education Inc.(a)	167	14,185
HMS Holdings Corp.(a)	551	20,288
Progyny Inc.(a)	290	13,563
R1 RCM Inc.(a)	536	13,523
Strategic Education Inc.	55	4,860

		113,071

Computers — 0.1%
MAXIMUS Inc.	235	17,639

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	197	24,609

Electronics — 1.0%
Agilent Technologies Inc.	1,224	147,088
OSI Systems Inc.(a)	81	7,292
Waters Corp.(a)	199	52,669

		207,049

Environmental Control — 0.0%
Stericycle Inc.(a)	153	10,018

Food Service — 0.1%
Healthcare Services Group Inc.	395	12,806

Health Care - Products — 48.5%
10X Genomics Inc., Class A(a)	144	24,646
Abbott Laboratories	15,049	1,859,906
ABIOMED Inc.(a)	341	118,753
Adaptive Biotechnologies Corp.(a)	320	17,750
Align Technology Inc.(a)	234	122,939
AngioDynamics Inc.(a)	264	4,947
AtriCure Inc.(a)	264	15,373
Avanos Medical Inc.(a)	220	9,966
Avantor Inc.(a)	1,221	36,007
Axogen Inc.(a)	121	2,099
Baxter International Inc.	2,068	158,885
Bio-Techne Corp.	185	60,108
BioTelemetry Inc.(a)	253	18,079
Boston Scientific Corp.(a)	11,718	415,286
Bruker Corp.	418	24,198
Cantel Medical Corp.	128	10,108
Cardiovascular Systems Inc.(a)	231	10,393
CareDx Inc.(a)	299	22,853
Cooper Companies Inc. (The)	363	132,147
Cutera Inc.(a)	77	1,864
Danaher Corp.	3,479	827,445

Security	Shares	Value

Health Care - Products (continued)
DENTSPLY SIRONA Inc.	923	$49,371
Edwards Lifesciences Corp.(a)	5,313	438,748
Envista Holdings Corp.(a)	624	22,177
GenMark Diagnostics Inc.(a)	506	6,988
Glaukos Corp.(a)	154	13,658
Globus Medical Inc., Class A(a)	649	40,037
Haemonetics Corp.(a)	264	30,173
Hill-Rom Holdings Inc.	398	38,224
Hologic Inc.(a)	1,636	130,438
ICU Medical Inc.(a)	110	22,493
IDEXX Laboratories Inc.(a)	437	209,183
Inspire Medical Systems Inc.(a)	200	40,302
Insulet Corp.(a)	528	141,071
Integer Holdings Corp.(a)	165	12,177
Integra LifeSciences Holdings Corp.(a)	462	30,511
Intersect ENT Inc.(a)	121	2,719
Intuitive Surgical Inc.(a)	964	720,725
iRhythm Technologies Inc.(a)	206	34,695
LeMaitre Vascular Inc.	121	5,815
LivaNova PLC(a)	326	20,505
Luminex Corp.	253	7,107
Masimo Corp.(a)	407	104,159
Medtronic PLC	10,728	1,194,348
Merit Medical Systems Inc.(a)	374	20,252
NanoString Technologies Inc.(a)	250	17,508
Natera Inc.(a)	571	60,891
Neogen Corp.(a)	99	8,006
Nevro Corp.(a)	176	28,475
Novocure Ltd.(a)	377	60,682
NuVasive Inc.(a)	396	21,281
Omnicell Inc.(a)	219	25,798
OraSure Technologies Inc.(a)	429	6,534
Orthofix Medical Inc.(a)	131	5,294
Patterson Companies Inc.	442	14,003
Penumbra Inc.(a)	311	81,199
PerkinElmer Inc.	519	76,329
Quanterix Corp.(a)	172	11,135
Quidel Corp.(a)	278	69,770
ResMed Inc.	1,088	219,308
Shockwave Medical Inc.(a)	166	19,263
Silk Road Medical Inc.(a)	197	10,742
STAAR Surgical Co.(a)	296	30,364
STERIS PLC	274	51,268
Stryker Corp.	2,694	595,401
Tandem Diabetes Care Inc.(a)	376	34,836
Teleflex Inc.	345	130,282
Thermo Fisher Scientific Inc.	2,003	1,020,929
Varian Medical Systems Inc.(a)	506	88,838
Zimmer Biomet Holdings Inc.	1,313	201,769

		10,119,533

Health Care - Services — 23.0%
Acadia Healthcare Co. Inc.(a)	546	27,671
Addus HomeCare Corp.(a)	90	10,130
Amedisys Inc.(a)	277	79,585
Anthem Inc.	1,293	383,995
Centene Corp.(a)	3,969	239,331
Charles River Laboratories International Inc.(a)	99	25,646
Chemed Corp.	78	40,396
DaVita Inc.(a)	575	67,488
Encompass Health Corp.	899	72,280

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care - Services (continued)
Ensign Group Inc. (The)	325	$25,441
HCA Healthcare Inc.	2,153	349,819
Humana Inc.	808	309,553
Invitae Corp.(a)	1,143	56,601
IQVIA Holdings Inc.(a)	727	129,261
Laboratory Corp. of America Holdings(a)	662	151,538
LHC Group Inc.(a)	232	46,219
Magellan Health Inc.(a)	108	10,150
MEDNAX Inc.(a)	739	20,153
Medpace Holdings Inc.(a)	79	10,490
ModivCare Inc.(a)	78	12,368
Molina Healthcare Inc.(a)	140	29,905
OPKO Health Inc.(a)	2,215	11,983
Quest Diagnostics Inc.	938	121,143
Select Medical Holdings Corp.(a)	968	24,878
Syneos Health Inc.(a)	132	9,814
Teladoc Health Inc.(a)	628	165,685
Tenet Healthcare Corp.(a)	803	37,958
U.S. Physical Therapy Inc.	132	15,885
UnitedHealth Group Inc.	6,725	2,243,326
Universal Health Services Inc., Class B	549	68,449

		4,797,141

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.	625	52,769

Pharmaceuticals — 17.5%
AbbVie Inc.	2,000	204,960
AmerisourceBergen Corp.	752	78,358
Bausch Health Companies Inc.(a)	614	15,657
Becton Dickinson and Co.	2,203	576,723
Cardinal Health Inc.	1,738	93,383
Cigna Corp.	1,882	408,488
Covetrus Inc.(a)	378	12,879
CVS Health Corp.	7,715	552,780
DexCom Inc.(a)	689	258,272
Eli Lilly & Co.	135	28,076
Henry Schein Inc.(a)	788	51,890
Johnson & Johnson	5,975	974,702
McKesson Corp.	778	135,738
Option Care Health Inc.(a)	584	10,792
Owens & Minor Inc.	376	10,934
Perrigo Co. PLC	162	6,917
Pfizer Inc.	4,973	178,531
PRA Health Sciences Inc.(a)	154	18,979
Premier Inc., Class A	812	27,502
Zoetis Inc.	85	13,111

		3,658,672

Real Estate Investment Trusts — 1.1%
Healthpeak Properties Inc.	845	25,054

Security	Shares	Value

Real Estate Investment Trusts (continued)
Medical Properties Trust Inc.	2,541	$53,641
National Health Investors Inc.	146	9,467
Omega Healthcare Investors Inc.	570	20,645
Physicians Realty Trust	902	15,902
Sabra Health Care REIT Inc.	880	14,775
Ventas Inc.	898	41,371
Welltower Inc.	712	43,147

		224,002

Retail — 0.6%
National Vision Holdings Inc.(a)	210	9,738
Walgreens Boots Alliance Inc.	2,356	118,389

		128,127

Software — 1.0%
Allscripts Healthcare Solutions Inc.(a)	999	16,483
Cerner Corp.	1,660	132,983
Change Healthcare Inc.(a)	1,085	25,888
Evolent Health Inc., Class A(a)	568	9,696
Phreesia Inc.(a)	158	10,316
Tabula Rasa HealthCare Inc.(a)(b)	110	6,247

		201,613

Total Common Stocks — 98.4% (Cost: $16,237,015)		20,532,504

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	2,176	2,178
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	306,000	306,000

		308,178

Total Short-Term Investments — 1.5% (Cost: $308,175)		308,178

Total Investments in Securities — 99.9% (Cost: $16,545,190)		20,840,682

Other Assets, Less Liabilities — 0.1%		15,379

Net Assets — 100.0%		$20,856,061

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Healthcare Staples ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$228,052	$—		$(225,821	)(a)	$(49)	$(4)	$2,178	2,176	$150	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	66,000	240,000	(a)	—		—	—	306,000	306,000	42		—

						$(49)	$(4)	$308,178		$192		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$20,532,504	$—	$—	$20,532,504
Money Market Funds	308,178	—	—	308,178

	$20,840,682	$—	$—	$20,840,682

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) January 31, 2021	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 46.5%
Abeona Therapeutics Inc.(a)	714	$1,364
ACADIA Pharmaceuticals Inc.(a)	2,898	139,249
Acceleron Pharma Inc.(a)	1,386	160,125
Achillion Pharmaceuticals Inc.(a)(b)(c)	624	287
Acorda Therapeutics Inc.(a)	177	1,193
Adverum Biotechnologies Inc.(a)	1,595	19,666
Agenus Inc.(a)(c)	1,827	6,723
Albireo Pharma Inc.(a)	436	15,988
Alder Biopharmaceuticals Inc.(a)(b)	312	275
Alexion Pharmaceuticals Inc.(a)	3,693	566,248
Allakos Inc.(a)(c)	713	95,064
Allogene Therapeutics Inc.(a)	1,829	63,466
Alnylam Pharmaceuticals Inc.(a)	2,893	435,339
Amgen Inc.	6,222	1,502,177
Amicus Therapeutics Inc.(a)	6,778	128,172
AnaptysBio Inc.(a)	357	9,253
ANI Pharmaceuticals Inc.(a)	147	4,195
Apellis Pharmaceuticals Inc.(a)	1,768	78,269
Applied Therapeutics Inc.(a)	373	7,811
Aprea Therapeutics Inc.(a)	443	2,445
Arcturus Therapeutics Holdings Inc.(a)	456	33,042
Arcus Biosciences Inc.(a)	1,496	51,956
Ardelyx Inc.(a)	1,805	12,256
Arena Pharmaceuticals Inc.(a)	1,662	123,387
Arrowhead Pharmaceuticals Inc.(a)	2,339	180,501
Assembly Biosciences Inc.(a)	462	2,578
Atara Biotherapeutics Inc.(a)	2,039	37,640
Athersys Inc.(a)	5,168	10,000
Avrobio Inc.(a)	631	9,030
Axsome Therapeutics Inc.(a)	821	55,902
Beam Therapeutics Inc.(a)	545	52,554
BioCryst Pharmaceuticals Inc.(a)	4,908	41,816
Biogen Inc.(a)	3,088	872,700
Biohaven Pharmaceutical Holding Co. Ltd.(a)	754	64,256
BioMarin Pharmaceutical Inc.(a)	4,179	345,938
Bio-Rad Laboratories Inc., Class A(a)	42	24,098
Bluebird Bio Inc.(a)(c)	2,095	93,332
Blueprint Medicines Corp.(a)	1,490	144,158
Bridgebio Pharma Inc.(a)	2,337	132,648
Calithera Biosciences Inc.(a)	2,304	6,612
Cara Therapeutics Inc.(a)	756	14,137
Celldex Therapeutics Inc.(a)	518	11,199
ChemoCentryx Inc.(a)	1,091	62,198
Chinook Therapeutics Inc.(a)	192	2,721
Constellation Pharmaceuticals Inc.(a)	587	19,353
Contra Aduro Biotech I(a)(b)	156	468
Cortexyme Inc.(a)	373	14,629
Crinetics Pharmaceuticals Inc.(a)	720	10,332
Cue Biopharma Inc.(a)	863	11,685
Cymabay Therapeutics Inc.(a)	1,679	8,983
CytomX Therapeutics Inc.(a)	819	5,659
Deciphera Pharmaceuticals Inc.(a)	1,177	52,023
Denali Therapeutics Inc.(a)	2,149	147,207
Dicerna Pharmaceuticals Inc.(a)	1,447	32,514
Dynavax Technologies Corp.(a)	1,344	8,481
Editas Medicine Inc.(a)	1,380	84,663
Emergent BioSolutions Inc.(a)	841	89,861
Epizyme Inc.(a)	1,994	21,834

Security	Shares	Value

Biotechnology (continued)
Esperion Therapeutics Inc.(a)	651	$20,500
Exact Sciences Corp.(a)(c)	1,241	170,216
Exelixis Inc.(a)	7,472	165,953
Fate Therapeutics Inc.(a)	1,788	162,046
FibroGen Inc.(a)(c)	1,932	93,084
Five Prime Therapeutics Inc.(a)	945	15,800
Frequency Therapeutics Inc.(a)	697	27,176
Geron Corp.(a)	2,583	4,598
Gilead Sciences Inc.	23,565	1,545,864
Global Blood Therapeutics Inc.(a)	1,576	78,989
GlycoMimetics Inc.(a)	967	3,510
Gossamer Bio Inc.(a)	1,344	13,574
Guardant Health Inc.(a)	837	130,154
Halozyme Therapeutics Inc.(a)(c)	3,341	158,998
Homology Medicines Inc.(a)	898	10,911
ImmunoGen Inc.(a)	3,988	28,434
Incyte Corp.(a)	2,098	188,296
Innoviva Inc.(a)	1,239	14,880
Inovio Pharmaceuticals Inc.(a)(c)	4,834	61,634
Insmed Inc.(a)	2,832	106,455
Intercept Pharmaceuticals Inc.(a)	713	25,126
Intra-Cellular Therapies Inc.(a)	1,665	53,530
Ionis Pharmaceuticals Inc.(a)	3,483	209,224
Iovance Biotherapeutics Inc.(a)	3,498	153,352
Kadmon Holdings Inc.(a)	4,681	22,469
Karuna Therapeutics Inc.(a)	440	43,661
Karyopharm Therapeutics Inc.(a)(c)	1,970	30,003
Kiniksa Pharmaceuticals Ltd., Class A(a)	584	11,499
Kodiak Sciences Inc.(a)	714	90,185
Krystal Biotech Inc.(a)	292	20,352
Lexicon Pharmaceuticals Inc.(a)	1,113	8,804
Ligand Pharmaceuticals Inc.(a)	441	81,739
MacroGenics Inc.(a)	1,408	28,780
MEI Pharma Inc.(a)	3,524	11,383
Mersana Therapeutics Inc.(a)	1,676	31,945
Mirati Therapeutics Inc.(a)	1,056	216,829
Moderna Inc.(a)	8,188	1,417,834
Molecular Templates Inc.(a)	948	10,855
Myriad Genetics Inc.(a)	735	20,249
Nektar Therapeutics(a)	4,977	98,047
NextCure Inc.(a)	355	4,114
Novavax Inc.(a)	1,277	282,140
Omeros Corp.(a)	987	19,207
Pieris Pharmaceuticals Inc.(a)	1,344	3,414
Precigen Inc.(a)	924	7,854
Prothena Corp. PLC(a)	922	10,336
Provention Bio Inc.(a)	1,065	14,665
PTC Therapeutics Inc.(a)	1,365	78,924
Puma Biotechnology Inc.(a)	819	9,615
Radius Health Inc.(a)	1,050	19,635
Regeneron Pharmaceuticals Inc.(a)	2,310	1,163,870
REGENXBIO Inc.(a)(c)	714	29,510
Replimune Group Inc.(a)	614	23,823
Rigel Pharmaceuticals Inc.(a)	3,759	13,683
Rocket Pharmaceuticals Inc.(a)(c)	547	30,129
Rubius Therapeutics Inc.(a)	860	10,294
Sage Therapeutics Inc.(a)	1,371	110,571
Sangamo Therapeutics Inc.(a)	3,318	45,324
Scholar Rock Holding Corp.(a)	691	41,225
Seagen Inc.(a)	3,088	507,266

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Solid Biosciences Inc.(a)	337	$2,197
Sorrento Therapeutics Inc.(a)	5,397	68,326
Stoke Therapeutics Inc.(a)	422	25,776
Syndax Pharmaceuticals Inc.(a)	1,009	20,220
TG Therapeutics Inc.(a)	2,262	109,187
Theravance Biopharma Inc.(a)	1,027	19,143
Translate Bio Inc.(a)	1,156	27,605
Travere Therapeutics Inc.(a)	987	24,922
Turning Point Therapeutics Inc.(a)	925	116,078
Ultragenyx Pharmaceutical Inc.(a)	1,410	195,412
United Therapeutics Corp.(a)	987	161,690
Vaxart Inc.(a)(c)	1,671	20,019
Vericel Corp.(a)(c)	503	20,759
Vertex Pharmaceuticals Inc.(a)	5,486	1,256,733
Viking Therapeutics Inc.(a)	1,363	9,964
Vir Biotechnology Inc.(a)	1,402	90,485
WaVe Life Sciences Ltd.(a)	441	4,485
Xencor Inc.(a)	1,260	57,645
Y-mAbs Therapeutics Inc.(a)	609	25,584
ZIOPHARM Oncology Inc.(a)	3,192	11,842

		16,410,269

Chemicals — 0.1%
Codexis Inc.(a)	946	22,032

Electrical Components & Equipment — 0.2%
Universal Display Corp.	294	67,861

Health Care - Products — 3.8%
10X Genomics Inc., Class A(a)	487	83,350
Abbott Laboratories	443	54,750
Adaptive Biotechnologies Corp.(a)	1,319	73,165
Axogen Inc.(a)	294	5,101
Baxter International Inc	1,986	152,585
CareDx Inc.(a)	359	27,438
Cerus Corp.(a)	3,167	20,871
Cooper Companies Inc. (The)	184	66,983
Glaukos Corp.(a)	546	48,425
Haemonetics Corp.(a)	273	31,201
ICU Medical Inc.(a)	105	21,471
IDEXX Laboratories Inc.(a)	69	33,029
Inspire Medical Systems Inc.(a)	235	47,355
Insulet Corp.(a)	167	44,619
Integra LifeSciences Holdings Corp.(a)	357	23,576
Intersect ENT Inc.(a)	378	8,494
Intuitive Surgical Inc.(a)	44	32,896
Lantheus Holdings Inc.(a)(c)	1,090	17,734
NanoString Technologies Inc.(a)	374	26,191
Natera Inc.(a)	399	42,549
Nevro Corp.(a)	294	47,566
Novocure Ltd.(a)	1,283	206,512
Penumbra Inc.(a)	106	27,676
Repligen Corp.(a)	611	122,200
ResMed Inc	334	67,324

		1,333,061

Health Care - Services — 1.5%
Catalent Inc.(a)	1,508	173,495
Charles River Laboratories International Inc.(a)	442	114,500
IQVIA Holdings Inc.(a)	865	153,797
Medpace Holdings Inc.(a)	209	27,753
OPKO Health Inc.(a)	4,809	26,017

Security	Shares	Value

Health Care - Services (continued)
Syneos Health Inc.(a)	588	$43,718

		539,280

Pharmaceuticals — 47.2%
AbbVie Inc.	18,576	1,903,668
Aclaris Therapeutics Inc.(a)	714	14,816
Adamas Pharmaceuticals Inc.(a)	483	2,855
Aeglea BioTherapeutics Inc.(a)	1,366	9,494
Aerie Pharmaceuticals Inc.(a)	945	16,245
Agios Pharmaceuticals Inc.(a)(c)	1,699	79,802
Akebia Therapeutics Inc.(a)	4,305	13,948
Alector Inc.(a)	1,682	28,325
Alkermes PLC(a)	3,529	74,074
AmerisourceBergen Corp.	414	43,139
Amneal Pharmaceuticals Inc.(a)	2,815	13,540
Amphastar Pharmaceuticals Inc.(a)	693	12,599
Anika Therapeutics Inc.(a)	210	7,772
Antares Pharma Inc.(a)	3,108	13,613
Arvinas Inc.(a)	544	41,039
Athenex Inc.(a)(c)	1,702	22,245
Bausch Health Companies Inc.(a)	4,662	118,881
Bioxcel Therapeutics Inc.(a)	342	15,841
Bristol-Myers Squibb Co.	25,514	1,567,325
Catalyst Pharmaceuticals Inc.(a)	1,576	5,737
Clovis Oncology Inc.(a)(c)	1,218	9,622
Coherus Biosciences Inc.(a)	1,616	30,381
Collegium Pharmaceutical Inc.(a)	567	13,687
Concert Pharmaceuticals Inc.(a)	504	5,277
Corbus Pharmaceuticals Holdings Inc.(a)(c)	1,176	2,152
Corcept Therapeutics Inc.(a)	2,310	65,281
Cyclerion Therapeutics Inc.(a)	315	995
Cytokinetics Inc.(a)	1,134	22,306
DexCom Inc.(a)	339	127,074
Eagle Pharmaceuticals Inc./DE(a)	294	13,721
Elanco Animal Health Inc.(a)	4,344	126,106
Eli Lilly & Co.	9,191	1,911,452
Enanta Pharmaceuticals Inc.(a)	357	17,157
Endo International PLC(a)	3,133	22,808
Flexion Therapeutics Inc.(a)(c)	819	9,967
G1 Therapeutics Inc.(a)	462	11,148
Heron Therapeutics Inc.(a)	1,722	29,894
Horizon Therapeutics PLC(a)	4,834	350,368
Intellia Therapeutics Inc.(a)	1,308	81,907
Ironwood Pharmaceuticals Inc.(a)	3,150	32,193
Jazz Pharmaceuticals PLC(a)	1,411	219,410
Johnson & Johnson	20,964	3,419,857
Jounce Therapeutics Inc.(a)	378	4,271
Kala Pharmaceuticals Inc.(a)	1,285	9,548
Kura Oncology Inc.(a)	1,528	45,764
La Jolla Pharmaceutical Co.(a)(c)	483	2,956
Lannett Co. Inc.(a)	609	4,720
Madrigal Pharmaceuticals Inc.(a)	208	24,702
MediciNova Inc.(a)	861	4,968
Merck & Co. Inc.	27,179	2,094,686
Neurocrine Biosciences Inc.(a)	2,393	262,632
Ocular Therapeutix Inc.(a)	1,706	30,964
Odonate Therapeutics Inc.(a)	336	7,765
Pacira BioSciences Inc.(a)	798	52,732
Paratek Pharmaceuticals Inc.(a)	651	4,225
Perrigo Co. PLC	1,655	70,669
Pfizer Inc.	54,895	1,970,730

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
PRA Health Sciences Inc.(a)	609	$75,053
Prestige Consumer Healthcare Inc.(a)	336	13,440
Progenics Pharmaceuticals Inc.(a)(b)(c)	1,001	—
Protagonist Therapeutics Inc.(a)	966	20,006
Reata Pharmaceuticals Inc., Class A(a)(c)	652	67,541
Relmada Therapeutics Inc.(a)	336	10,980
Revance Therapeutics Inc.(a)	1,643	41,798
Rhythm Pharmaceuticals Inc.(a)	922	28,296
Sarepta Therapeutics Inc.(a)	1,811	161,903
Seres Therapeutics Inc.(a)	1,245	29,569
Spectrum Pharmaceuticals Inc.(a)	2,457	8,821
Supernus Pharmaceuticals Inc.(a)(c)	1,155	33,945
Synergy Pharmaceuticals Inc.(a)(c)	1,136	7
Syros Pharmaceuticals Inc.(a)	1,215	13,298
TherapeuticsMD Inc.(a)	3,360	5,544
Tricida Inc.(a)	672	4,422
UroGen Pharma Ltd.(a)	337	7,438
Vanda Pharmaceuticals Inc.(a)	1,176	16,864
Viatris Inc.(a)	13,690	232,593
Voyager Therapeutics Inc.(a)	672	5,074
Zoetis Inc.	4,772	736,081
Zogenix Inc.(a)(c)	1,512	28,668

		16,660,394

Telecommunications — 0.0%

InterDigital Inc.	189	12,136

Total Common Stocks — 99.3% (Cost: $30,367,806)		35,045,033

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	936,755	$937,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	202,000	202,000

		1,139,317

Total Short-Term Investments — 3.2% (Cost: $1,139,209)		1,139,317

Total Investments in Securities — 102.5% (Cost: $31,507,015)		36,184,350

Other Assets, Less Liabilities — (2.5)%		(882,479)

Net Assets — 100.0%		$35,301,871

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$432,025	$505,737	(a)	$—	$(403)	$(42)	$937,317	936,755	$7,583	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	102,000	100,000	(a)	—	—	—	202,000	202,000	272		—

					$(403)	$(42)	$1,139,317		$7,855		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Innovative Healthcare ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$35,044,003	$—	$1,030	$35,045,033
Money Market Funds	1,139,317	—	—	1,139,317

	$36,183,320	$—	$1,030	$36,184,350

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) January 31, 2021	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.(a)	3,950	$7,860
National CineMedia Inc.	2,169	9,034

		16,894

Commercial Services — 1.5%
Graham Holdings Co., Class B	108	61,356
John Wiley & Sons Inc., Class A	458	20,889
Nielsen Holdings PLC	6,857	153,117
Viad Corp.	144	4,968

		240,330

Entertainment — 5.5%
AMC Entertainment Holdings Inc., Class A	990	13,127
Caesars Entertainment Inc.(a)	759	53,426
Churchill Downs Inc.	387	72,543
Cinemark Holdings Inc.	2,799	56,652
IMAX Corp.(a)	1,728	32,659
Lions Gate Entertainment Corp., Class A(a)	3,627	50,742
Lions Gate Entertainment Corp., Class B, NVS(a)	6,837	84,505
Live Nation Entertainment Inc.(a)	2,440	162,138
Madison Square Garden Entertainment Corp.(a)	128	11,360
Madison Square Garden Sports Corp.(a)	432	69,937
Penn National Gaming Inc.(a)	546	56,631
Reading International Inc., Class A, NVS(a)	405	2,288
Scientific Games Corp./DE, Class A(a)	1,190	46,672
SeaWorld Entertainment Inc.(a)	1,071	30,598
Six Flags Entertainment Corp.	1,683	57,559
Warner Music Group Corp., Class A	1,573	55,197

		856,034

Home Furnishings — 0.7%
Dolby Laboratories Inc., Class A	1,269	111,710

Internet — 18.2%
Alphabet Inc., Class A(a)	125	228,420
Alphabet Inc., Class C, NVS(a)	125	229,468
IAC/InterActiveCorp.(a)	1,277	268,106
Match Group Inc.(a)	1,357	189,790
Netflix Inc.(a)	1,217	647,919
Roku Inc.(a)	2,103	818,130
Twitter Inc.(a)	9,361	473,011

		2,854,844

Leisure Time — 0.1%
Carnival Corp.	424	7,916
Liberty TripAdvisor Holdings Inc., Class A(a)	784	3,199

		11,115

Lodging — 0.4%
Las Vegas Sands Corp.	1,177	56,602
Marcus Corp. (The)	270	4,752

		61,354

Media — 56.2%
Altice USA Inc., Class A(a)	9,515	338,449
AMC Networks Inc., Class A(a)	1,944	96,072
Cable One Inc.	146	292,000
Charter Communications Inc., Class A(a)	1,024	622,141
Comcast Corp., Class A	14,372	712,420
Discovery Inc., Class A(a)	7,289	301,910
Discovery Inc., Class C, NVS(a)	16,197	567,381
DISH Network Corp., Class A(a)	8,301	240,895
Entercom Communications Corp., Class A	5,958	27,705

Security	Shares	Value

Media (continued)
Entravision Communications Corp., Class A	1,366	$4,371
EW Scripps Co. (The), Class A, NVS	3,710	54,945
Fox Corp., Class A, NVS	20,809	648,825
Fox Corp., Class B(a)	10,044	300,215
Gannett Co. Inc.(a)	1,952	8,745
Gray Television Inc.(a)	5,164	88,046
Hemisphere Media Group Inc.(a)	927	9,678
Iheartmedia Inc., Class A(a)	1,644	23,904
Liberty Broadband Corp., Class A(a)	690	100,167
Liberty Broadband Corp., Class C, NVS(a)	4,115	600,996
Liberty Global PLC, Class A(a)	2,799	67,568
Liberty Global PLC, Class C, NVS(a)	8,496	205,263
Liberty Latin America Ltd., Class A(a)	349	3,521
Liberty Latin America Ltd., Class C, NVS(a)	2,052	20,294
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	648	26,192
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	744	30,177
Meredith Corp.	1,710	37,500
MSG Networks Inc., Class A(a)	2,367	40,878
New York Times Co. (The), Class A	4,752	235,652
News Corp., Class A, NVS	13,139	254,897
News Corp., Class B	3,888	73,405
Nexstar Media Group Inc., Class A	2,742	311,683
Saga Communications Inc., Class A	243	5,468
Scholastic Corp., NVS	486	12,524
Sinclair Broadcast Group Inc., Class A	3,266	102,912
Sirius XM Holdings Inc.(b)	33,949	212,521
TEGNA Inc.	13,237	212,189
ViacomCBS Inc., Class A	296	14,403
ViacomCBS Inc., Class B, NVS	19,487	945,120
Walt Disney Co. (The)(a)	4,841	814,111
World Wrestling Entertainment Inc., Class A	2,450	138,009

		8,803,152

Real Estate Investment Trusts — 0.8%
Lamar Advertising Co., Class A	1,035	83,607
Ryman Hospitality Properties Inc.	722	46,822

		130,429

Retail — 1.0%
Qurate Retail Inc. Series A	12,165	153,279

Software — 11.8%
Activision Blizzard Inc.	7,084	644,644
Daily Journal Corp.(a)	18	6,012
Electronic Arts Inc.	4,112	588,839
Glu Mobile Inc.(a)	1,809	15,937
Take-Two Interactive Software Inc.(a)	2,189	438,785
Xperi Holding Corp.	962	18,528
Zynga Inc., Class A(a)	12,797	126,818

		1,839,563

Telecommunications — 0.5%
AT&T Inc.	1,772	50,732
Harmonic Inc.(a)	1,044	8,102
Shenandoah Telecommunications Co.	677	26,315

		85,149

Toys, Games & Hobbies — 2.7%
Hasbro Inc.	3,688	346,008

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Media and Entertainment ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Toys, Games & Hobbies (continued)
Mattel Inc.(a)	4,114	$74,546

		420,554

Total Common Stocks — 99.5% (Cost: $12,449,202)		15,584,407

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	106,969	107,033
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	68,000	68,000

		175,033

Total Short-Term Investments — 1.1% (Cost: $175,021)		175,033

Total Investments in Securities — 100.6% (Cost: $12,624,223)		15,759,440

Other Assets, Less Liabilities — (0.6)%		(100,084)

Net Assets — 100.0%		$15,659,356

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$507,804	$—	$(400,582	)(a)	$(236)	$47	$107,033	106,969	$1,291	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	78,000	—	(10,000	)(a)	—	—	68,000	68,000	57		—

					$(236)	$47	$175,033		$1,348		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,584,407	$—	$—	$15,584,407
Money Market Funds	175,033	—	—	175,033

	$15,759,440	$—	$—	$15,759,440

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2021	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.4%
Interpublic Group of Companies Inc. (The)	2,532	$60,945
Omnicom Group Inc.	1,247	77,788

Trade Desk Inc. (The), Class A(a)	347	265,799

		404,532

Aerospace & Defense — 0.0%
L3Harris Technologies Inc.	253	43,392

Banks — 0.1%
JPMorgan Chase & Co.	770	99,076

Biotechnology — 0.0%
Incyte Corp.(a)	441	39,580

Commercial Services — 4.7%
2U Inc.(a)(b)	301	12,311
Automatic Data Processing Inc.	2,706	446,815
Avalara Inc.(a)	560	84,000
Booz Allen Hamilton Holding Corp.	563	47,951
Chegg Inc.(a)	1,158	110,311
CoreLogic Inc.	387	29,137
CoStar Group Inc.(a)	260	233,925
Equifax Inc.	602	106,620
FleetCor Technologies Inc.(a)	430	104,383
Gartner Inc.(a)	688	104,514
Global Payments Inc.	1,416	249,952
IHS Markit Ltd.	1,936	168,587
Korn Ferry	344	15,686
LiveRamp Holdings Inc.(a)	52	3,937
MarketAxess Holdings Inc.	129	69,758
Moody’s Corp.	559	148,839
Nielsen Holdings PLC	1,460	32,602
Paylocity Holding Corp.(a)	425	79,671
PayPal Holdings Inc.(a)	7,058	1,653,760
Robert Half International Inc.	473	31,928
S&P Global Inc.	1,032	327,144
Sabre Corp.	1,333	14,370
Square Inc., Class A(a)	2,321	501,243
TransUnion	1,032	89,825
Verisk Analytics Inc.	645	118,357
WEX Inc.(a)	172	32,439

		4,818,065

Computers — 17.3%
Accenture PLC, Class A	4,256	1,029,611
Apple Inc.	100,286	13,233,740
CACI International Inc., Class A(a)	129	31,117
Cognizant Technology Solutions Corp., Class A	4,131	322,011
Crowdstrike Holdings Inc., Class A(a)	1,760	379,808
Dell Technologies Inc., Class C(a)	1,720	125,371
DXC Technology Co.	2,408	67,906
EPAM Systems Inc.(a)	344	118,484
Fortinet Inc.(a)	1,376	199,176
Genpact Ltd.	989	37,859
Hewlett Packard Enterprise Co.	10,838	133,741
HP Inc.	7,089	172,546
International Business Machines Corp.	8,035	957,049
Lumentum Holdings Inc.(a)	258	24,200
NCR Corp.(a)	688	22,952
NetApp Inc.	2,324	154,407
Pure Storage Inc., Class A(a)	946	21,881

Security	Shares	Value

Computers (continued)
Qualys Inc.(a)	344	$47,634
Rapid7 Inc.(a)	563	48,880
Seagate Technology PLC	1,548	102,354
Varonis Systems Inc.(a)	397	70,178
Western Digital Corp.	2,064	116,471
Zscaler Inc.(a)	818	163,355

		17,580,731

Distribution & Wholesale — 0.1%
Copart Inc.(a)	516	56,631
KAR Auction Services Inc.	387	7,144

		63,775

Diversified Financial Services — 4.6%
Cboe Global Markets Inc.	430	39,444
Charles Schwab Corp. (The)	978	50,406
CME Group Inc.	1,462	265,704
Discover Financial Services	344	28,738
Interactive Brokers Group Inc., Class A	258	15,787
Intercontinental Exchange Inc.	2,494	275,213
Invesco Ltd.	948	19,519
Mastercard Inc., Class A	5,371	1,698,793
Nasdaq Inc.	473	63,983
SEI Investments Co.	516	27,270
Visa Inc., Class A	11,004	2,126,523
Western Union Co. (The)	1,677	37,347

		4,648,727

Electronics — 0.6%
Agilent Technologies Inc.	686	82,437
Allegion PLC	263	28,144
Coherent Inc.(a)	86	17,272
Flex Ltd.(a)	2,493	43,976
Garmin Ltd.	388	44,566
Keysight Technologies Inc.(a)	903	127,856
Mettler-Toledo International Inc.(a)	42	49,060
National Instruments Corp.	817	33,824
Roper Technologies Inc.	128	50,292
SYNNEX Corp.	172	14,039
Trimble Inc.(a)	1,118	73,687

		565,153

Energy - Alternate Sources — 0.2%
Enphase Energy Inc.(a)	608	110,869
SolarEdge Technologies Inc.(a)	230	66,316
Sunrun Inc.(a)	893	61,858

		239,043

Health Care - Products — 0.2%
10X Genomics Inc., Class A(a)	334	57,164
Align Technology Inc.(a)	268	140,802

		197,966

Health Care - Services — 0.3%
Charles River Laboratories International Inc.(a)	250	64,763
IQVIA Holdings Inc.(a)	473	84,099
Teladoc Health Inc.(a)	705	186,000

		334,862

Insurance — 0.3%
Aon PLC, Class A	560	113,736
Marsh & McLennan Companies Inc.	1,161	127,606
Willis Towers Watson PLC	382	77,523

		318,865

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet — 25.5%
Alphabet Inc., Class A(a)	2,358	$4,308,915
Alphabet Inc., Class C, NVS(a)	2,266	4,159,787
Amazon.com Inc.(a)	2,172	6,963,866
Anaplan Inc.(a)	1,156	77,105
Booking Holdings Inc.(a)	176	342,202
CDW Corp./DE	946	124,550
eBay Inc.	4,580	258,816
Etsy Inc.(a)	754	150,114
Expedia Group Inc.	559	69,372
F5 Networks Inc.(a)	559	109,536
Facebook Inc., Class A(a)	20,755	5,361,639
FireEye Inc.(a)	1,333	27,993
GoDaddy Inc., Class A(a)	989	77,716
Grubhub Inc.(a)	387	29,130
IAC/InterActiveCorp.(a)	462	96,997
Match Group Inc.(a)	1,322	184,895
MercadoLibre Inc.(a)	243	432,421
Netflix Inc.(a)	1,061	564,866
NortonLifeLock Inc.	4,255	89,653
Okta Inc.(a)	1,203	311,589
Palo Alto Networks Inc.(a)	860	301,645
Pinterest Inc., Class A(a)	2,384	163,328
Proofpoint Inc.(a)	473	61,055
Q2 Holdings Inc.(a)	428	54,780
Roku Inc.(a)	576	224,081
Snap Inc., Class A, NVS(a)	7,314	387,203
Twitter Inc.(a)	4,946	249,921
Uber Technologies Inc.(a)	7,340	373,826
VeriSign Inc.(a)	770	149,434
Zendesk Inc.(a)	731	105,439
Zillow Group Inc., Class C, NVS(a)	602	78,537

		25,890,411

Leisure Time — 0.2%
Peloton Interactive Inc., Class A(a)	1,150	168,049

Machinery — 0.1%
Cognex Corp.	860	70,632
Rockwell Automation Inc.	172	42,747

		113,379

Manufacturing — 0.1%
Axon Enterprise Inc.(a)	359	58,933

Media — 0.1%
FactSet Research Systems Inc.	215	65,003

Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A(a)	344	133,413

Pharmaceuticals — 0.0%
Zoetis Inc.	343	52,908

Private Equity — 0.1%
Blackstone Group Inc. (The), Class A	799	53,685

Real Estate — 0.1%
CBRE Group Inc., Class A(a)	898	54,760
Jones Lang LaSalle Inc.(a)	172	25,148

		79,908

Real Estate Investment Trusts — 0.3%
Digital Realty Trust Inc.	814	117,175
Equinix Inc.	176	130,233

Security	Shares	Value

Real Estate Investment Trusts (continued)
Iron Mountain Inc.	1,161	$39,091

		286,499

Retail — 0.1%
Best Buy Co. Inc.	602	65,510
Carvana Co.(a)	290	75,745

		141,255

Semiconductors — 10.3%
Advanced Micro Devices Inc.(a)	8,833	756,458
Analog Devices Inc.	1,591	234,402
Applied Materials Inc.	3,707	358,393
Broadcom Inc.	2,188	985,694
Cree Inc.(a)	731	73,889
Inphi Corp.(a)	425	71,659
Intel Corp.	18,229	1,011,892
KLA Corp.	731	204,731
Lam Research Corp.	610	295,210
Lattice Semiconductor Corp.(a)	1,054	42,276
Marvell Technology Group Ltd.	5,249	270,114
Maxim Integrated Products Inc.	1,763	154,633
Microchip Technology Inc.	1,376	187,287
Micron Technology Inc.(a)	6,587	515,565
Monolithic Power Systems Inc.	258	91,665
NVIDIA Corp.	5,488	2,851,510
ON Semiconductor Corp.(a)	2,321	80,051
Qorvo Inc.(a)	648	110,730
QUALCOMM Inc.	5,775	902,517
Silicon Laboratories Inc.(a)	301	39,482
Skyworks Solutions Inc.	951	160,957
Teradyne Inc.	984	111,664
Texas Instruments Inc.	4,218	698,880
Xilinx Inc.	1,806	235,809

		10,445,468

Software — 31.6%
ACI Worldwide Inc.(a)	860	33,015
Activision Blizzard Inc.	3,053	277,823
Adobe Inc.(a)	4,263	1,955,736
Akamai Technologies Inc.(a)	1,290	143,229
Alteryx Inc., Class A(a)	646	81,428
ANSYS Inc.(a)	602	213,331
Appian Corp.(a)	508	110,978
Aspen Technology Inc.(a)	430	57,577
Autodesk Inc.(a)	1,803	500,206
Black Knight Inc.(a)	602	49,177
Blackbaud Inc.	387	25,732
Blackline Inc.(a)	688	89,179
Box Inc., Class A(a)	1,161	20,132
Broadridge Financial Solutions Inc.	602	85,069
Cadence Design Systems Inc.(a)	2,107	274,732
CDK Global Inc.	817	40,768
Ceridian HCM Holding Inc.(a)	1,203	111,771
Cerner Corp.	1,247	99,897
Citrix Systems Inc.	1,204	160,505
Cloudera Inc.(a)	989	15,102
Cloudflare Inc., Class A(a)	1,633	125,186
CommVault Systems Inc.(a)	387	24,296
Cornerstone OnDemand Inc.(a)	516	21,104
Coupa Software Inc.(a)	688	213,190
Datadog Inc., Class A(a)	1,743	179,093
DocuSign Inc.(a)	1,679	391,022

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Dropbox Inc., Class A(a)	2,577	$58,317
Dynatrace Inc.(a)	1,943	80,654
Elastic NV(a)	559	84,946
Electronic Arts Inc.	1,591	227,831
Everbridge Inc.(a)	388	51,577
Fair Isaac Corp.(a)	215	96,774
Fastly Inc., Class A(a)	634	69,328
Fidelity National Information Services Inc.	3,141	387,788
Fiserv Inc.(a)	3,729	382,931
Five9 Inc.(a)	643	106,899
Guidewire Software Inc.(a)	559	64,140
HubSpot Inc.(a)	433	161,163
Intuit Inc.	1,720	621,316
j2 Global Inc.(a)	301	30,895
Jack Henry & Associates Inc.	516	74,712
Manhattan Associates Inc.(a)	559	63,296
Microsoft Corp.	68,486	15,886,012
MongoDB Inc.(a)	428	158,193
MSCI Inc.	516	203,975
New Relic Inc.(a)	387	29,095
Nuance Communications Inc.(a)	2,458	111,937
Nutanix Inc., Class A(a)	1,933	58,995
Oracle Corp.	18,473	1,116,323
Paychex Inc.	1,976	172,544
Paycom Software Inc.(a)	387	146,959
Pegasystems Inc.	344	43,843
PTC Inc.(a)	1,032	137,163
RealPage Inc.(a)	387	33,503
RingCentral Inc., Class A(a)	598	223,006
SailPoint Technologies Holdings Inc.(a)	1,062	58,739
salesforce.com Inc.(a)	8,677	1,957,184
ServiceNow Inc.(a)	1,896	1,029,831
Slack Technologies Inc., Class A(a)	5,066	213,633
Smartsheet Inc., Class A(a)	1,294	90,243
Splunk Inc.(a)	1,596	263,388
SS&C Technologies Holdings Inc.	1,118	70,300
Synopsys Inc.(a)	1,204	307,562
Take-Two Interactive Software Inc.(a)	517	103,633
Twilio Inc., Class A(a)	1,201	431,675
Tyler Technologies Inc.(a)	258	109,080
Veeva Systems Inc., Class A(a)	1,150	317,906
Verint Systems Inc.(a)	516	38,096
VMware Inc., Class A(a)	688	94,841

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)	1,636	$372,239
Zoom Video Communications Inc., Class A(a)	1,081	402,208
Zynga Inc., Class A(a)	4,687	46,448

		32,090,399

Telecommunications — 1.9%
Arista Networks Inc.(a)	516	158,701
Ciena Corp.(a)	1,032	55,098
Cisco Systems Inc.	34,382	1,532,750
CommScope Holding Co. Inc.(a)	688	10,107
Juniper Networks Inc.	3,053	74,554
Motorola Solutions Inc.	688	115,274

		1,946,484

Transportation — 0.1%
Expeditors International of Washington Inc.	559	50,042
FedEx Corp.	391	92,018

		142,060

Total Common Stocks — 99.4% (Cost: $77,635,342)		101,021,621

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	11,916	11,923
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	560,000	560,000

		571,923

Total Short-Term Investments — 0.6% (Cost: $571,906)		571,923

Total Investments in Securities — 100.0% (Cost: $78,207,248)		101,593,544

Other Assets, Less Liabilities — (0.0)%		(9,743)

Net Assets — 100.0%		$101,583,801

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2021	iShares® Evolved U.S. Technology ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$78,048	$—		$(65,981	)(a)	$(27)	$(117)	$11,923	11,916	$516	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	480,000	80,000	(a)	—		—	—	560,000	560,000	687		—

						$(27)	$(117)	$571,923		$1,203		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$101,021,621	$—	$—	$101,021,621
Money Market Funds	571,923	—	—	571,923

	$101,593,544	$—	$—	$101,593,544

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Statements of Assets and Liabilities (unaudited)

January 31, 2021

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$23,316,661	$23,387,707	$4,941,424	$20,532,504
Affiliated(c)	467,348	400,303	49,050	308,178
Cash	7,876	6,238	6,152	5,381
Receivables:
Securities lending income — Affiliated	527	51	2	2
Dividends	28,524	7,590	6,213	14,884

Total assets	23,820,936	23,801,889	5,002,841	20,860,949

LIABILITIES
Collateral on securities loaned, at value	211,345	124,995	9,058	1,913
Payables:
Investment advisory fees	3,702	3,712	799	2,975

Total liabilities	215,047	128,707	9,857	4,888

NET ASSETS	$23,605,889	$23,673,182	$4,992,984	$20,856,061

NET ASSETS CONSIST OF:
Paid-in capital	$22,396,672	$19,817,456	$4,938,160	$16,564,490
Accumulated earnings	1,209,217	3,855,726	54,824	4,291,571

NET ASSETS	$23,605,889	$23,673,182	$4,992,984	$20,856,061

Shares outstanding	800,000	600,000	200,000	550,000

Net asset value	$29.51	$39.46	$24.96	$37.92

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$202,313	$122,164	$8,979	$1,931
(b) Investments, at cost — Unaffiliated	$22,035,096	$19,503,616	$4,864,172	$16,237,015
(c) Investments, at cost — Affiliated	$467,344	$400,296	$49,050	$308,175

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2021

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$35,045,033	$15,584,407	$101,021,621
Affiliated(c)	1,139,317	175,033	571,923
Cash	2,082	8,188	4,402
Receivables:
Securities lending income — Affiliated	1,042	109	5
Dividends	57,054	892	13,613

Total assets	36,244,528	15,768,629	101,611,564

LIABILITIES
Collateral on securities loaned, at value	937,621	107,135	12,144
Payables:
Investment advisory fees	5,036	2,138	15,619

Total liabilities	942,657	109,273	27,763

NET ASSETS	$35,301,871	$15,659,356	$101,583,801

NET ASSETS CONSIST OF:
Paid-in capital	$30,465,511	$12,068,695	$74,038,603
Accumulated earnings	4,836,360	3,590,661	27,545,198

NET ASSETS	$35,301,871	$15,659,356	$101,583,801

Shares outstanding	1,050,000	450,000	2,150,000

Net asset value	$33.62	$34.80	$47.25

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$922,110	$99,378	$11,902
(b) Investments, at cost — Unaffiliated	$30,367,806	$12,449,202	$77,635,342
(c) Investments, at cost — Affiliated	$1,139,209	$175,021	$571,906

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations (unaudited)

Six Months Ended January 31, 2021

	iShares Evolved U.S. Consumer Staples ETF	iShares Evolved U.S. Discretionary Spending ETF	iShares Evolved U.S. Financials ETF	iShares Evolved U.S. Healthcare Staples ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$222,464	$117,787	$60,453	$87,757
Dividends — Affiliated	53	70	18	42
Securities lending income — Affiliated — net	746	196	17	150
Foreign taxes withheld	—	—	(19)	—

Total investment income	223,263	118,053	60,469	87,949

EXPENSES
Investment advisory fees	14,811	18,683	4,147	14,768

Total expenses	14,811	18,683	4,147	14,768

Net investment income	208,452	99,370	56,322	73,181

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(31,196)	22,369	(2,636)	5,838
Investments — Affiliated	48	(29)	(5)	(49)

Net realized gain (loss)	(31,148)	22,340	(2,641)	5,789

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	462,064	2,296,155	879,206	2,048,576
Investments — Affiliated	(141)	(3)	1	(4)

Net change in unrealized appreciation (depreciation)	461,923	2,296,152	879,207	2,048,572

Net realized and unrealized gain	430,775	2,318,492	876,566	2,054,361

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$639,227	$2,417,862	$932,888	$2,127,542

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2021

	iShares Evolved U.S. Innovative Healthcare ETF	iShares Evolved U.S. Media and Entertainment ETF	iShares Evolved U.S. Technology ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$200,971	$69,657	$308,265
Dividends — Affiliated	272	57	687
Securities lending income — Affiliated — net	7,583	1,291	516

Total investment income	208,826	71,005	309,468

EXPENSES
Investment advisory fees	24,634	10,482	85,976

Total expenses	24,634	10,482	85,976

Net investment income	184,192	60,523	223,492

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	507,032	9,587	228,043
Investments — Affiliated	(403)	(236)	(27)
In-kind redemptions — Unaffiliated	—	441,655	3,945,830

Net realized gain	506,629	451,006	4,173,846

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	3,115,140	2,653,495	8,850,381
Investments — Affiliated	(42)	47	(117)

Net change in unrealized appreciation (depreciation)	3,115,098	2,653,542	8,850,264

Net realized and unrealized gain	3,621,727	3,104,548	13,024,110

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,805,919	$3,165,071	$13,247,602

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets

	iShares Evolved U.S. Consumer Staples ETF		iShares Evolved U.S. Discretionary Spending ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$208,452	$215,991	$99,370	$118,424
Net realized gain (loss)	(31,148)	(51,010)	22,340	984,996
Net change in unrealized appreciation (depreciation)	461,923	392,718	2,296,152	673,483

Net increase in net assets resulting from operations	639,227	557,699	2,417,862	1,776,903

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(225,068)	(191,747)	(95,109)	(168,954)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	13,332,379	5,356,261	9,369,893	4,477,589

NET ASSETS
Total increase in net assets	13,746,538	5,722,213	11,692,646	6,085,538
Beginning of period	9,859,351	4,137,138	11,980,536	5,894,998

End of period	$23,605,889	$9,859,351	$23,673,182	$11,980,536

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Evolved U.S. Financials ETF		iShares Evolved U.S. Healthcare Staples ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$56,322	$112,874	$73,181	$109,061
Net realized gain (loss)	(2,641)	13,409	5,789	193,592
Net change in unrealized appreciation (depreciation)	879,207	(870,282)	2,048,572	1,465,764

Net increase (decrease) in net assets resulting from operations	932,888	(743,999)	2,127,542	1,768,417

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(54,801)	(112,279)	(84,683)	(158,642)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—	3,806,550	6,032,352

NET ASSETS
Total increase (decrease) in net assets	878,087	(856,278)	5,849,409	7,642,127
Beginning of period	4,114,897	4,971,175	15,006,652	7,364,525

End of period	$4,992,984	$4,114,897	$20,856,061	$15,006,652

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets (continued)

	iShares Evolved U.S. Innovative Healthcare ETF		iShares Evolved U.S. Media and Entertainment ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$184,192	$133,694	$60,523	$52,205
Net realized gain	506,629	124,561	451,006	219,688
Net change in unrealized appreciation (depreciation)	3,115,098	1,615,490	2,653,542	(45,197)

Net increase in net assets resulting from operations	3,805,919	1,873,745	3,165,071	226,696

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(673,528)	(200,327)	(67,233)	(251,996)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	11,148,474	14,398,781	3,343,027	2,187,965

NET ASSETS
Total increase in net assets	14,280,865	16,072,199	6,440,865	2,162,665
Beginning of period	21,021,006	4,948,807	9,218,491	7,055,826

End of period	$35,301,871	$21,021,006	$15,659,356	$9,218,491

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Evolved U.S. Technology ETF

	Six Months Ended 01/31/21 (unaudited)	Year Ended 07/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$223,492	$212,589
Net realized gain (loss)	4,173,846	(30,363)
Net change in unrealized appreciation (depreciation)	8,850,264	13,160,019

Net increase in net assets resulting from operations	13,247,602	13,342,245

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(225,040)	(220,597)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	9,205,820	49,763,348

NET ASSETS
Total increase in net assets	22,228,382	62,884,996
Beginning of period	79,355,419	16,470,423

End of period	$101,583,801	$79,355,419

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Financial Highlights

(For a share outstanding throughout each period)

	iShares Evolved U.S. Consumer Staples ETF

	Six Months Ended				Period From
	01/31/21		Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$28.17		$27.58	$25.03	$24.62

Net investment income(b)	0.38		0.70	0.66	0.31	(c)
Net realized and unrealized gain(d)	1.37		0.51	2.80	0.26

Net increase from investment operations	1.75		1.21	3.46	0.57

Distributions(e)
From net investment income		(0.41)	(0.62)	(0.85)		(0.16)
From net realized gain	—		—	(0.06)	—

Total distributions		(0.41)	(0.62)	(0.91)		(0.16)

Net asset value, end of period	$29.51		$28.17	$27.58	$25.03

Total Return
Based on net asset value	6.24	%(f)	4.56%	14.23%	2.34	%(f)

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.18%	0.18%	0.18	%(g)

Net investment income	2.53	%(g)	2.58%	2.59%	3.58	%(c)(g)

Supplemental Data
Net assets, end of period (000)	$23,606		$9,859	$4,137	$3,755

Portfolio turnover rate(h)	5	%(f)	13%	9%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Includes a special distribution from Dr Pepper Snapple Group Inc. Excluding such special distribution, the net investment income would have been $0.21 per share and 2.39% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Discretionary Spending ETF

	Six Months Ended				Period From
	01/31/21		Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$34.23		$29.47	$26.84	$24.95

Net investment income(b)	0.18		0.35	0.39	0.12
Net realized and unrealized gain(c)	5.21		4.90	2.70	1.86

Net increase from investment operations	5.39		5.25	3.09	1.98

Distributions(d)
From net investment income		(0.16)	(0.33)	(0.41)		(0.09)
From net realized gain	—		(0.16)	(0.05)	—

Total distributions		(0.16)	(0.49)	(0.46)		(0.09)

Net asset value, end of period	$39.46		$34.23	$29.47	$26.84

Total Return
Based on net asset value	15.78	%(e)	18.11%	11.73%	7.96	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)

Net investment income	0.96	%(f)	1.16%	1.42%	1.25	%(f)

Supplemental Data
Net assets, end of period (000)	$23,673		$11,981	$5,895	$5,369

Portfolio turnover rate(g)	4	%(e)	10%	11%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Financials ETF

	Six Months Ended				Period From
	01/31/21		Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$20.57		$24.86	$24.59	$24.98

Net investment income(b)	0.28		0.56	0.50	0.15
Net realized and unrealized gain (loss)(c)	4.38		(4.29)	0.27		(0.43)

Net increase (decrease) from investment operations	4.66		(3.73)	0.77		(0.28)

Distributions(d)
From net investment income		(0.27)	(0.56)	(0.50)		(0.11)

Total distributions		(0.27)	(0.56)	(0.50)		(0.11)

Net asset value, end of period	$24.96		$20.57	$24.86	$24.59

Total Return
Based on net asset value	22.93	%(e)	(15.10)%	3.35%	(1.11	)%(e)(f)

Ratios to Average Net Assets
Total expenses	0.18	%(g)	0.19%	0.18%	0.18	%(g)

Net investment income	2.44	%(g)	2.47%	2.15%	1.65	%(g)

Supplemental Data
Net assets, end of period (000)	$4,993		$4,115	$4,971	$4,919

Portfolio turnover rate(h)	2	%(e)	8%	10%	13	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -1.40%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Healthcare Staples ETF

	Six Months Ended				Period From
	01/31/21		Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$33.35		$29.46	$27.48	$24.86

Net investment income(b)	0.16		0.31	0.27	0.08
Net realized and unrealized gain(c)	4.60		4.07	2.11	2.60

Net increase from investment operations	4.76		4.38	2.38	2.68

Distributions(d)
From net investment income		(0.19)	(0.25)	(0.28)		(0.06)
From net realized gain	—		(0.24)	(0.12)	—

Total distributions		(0.19)	(0.49)	(0.40)		(0.06)

Net asset value, end of period	$37.92		$33.35	$29.46	$27.48

Total Return

Based on net asset value	14.33	%(e)	15.04%	8.77%	10.77	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)

Net investment income	0.89	%(f)	1.02%	0.95%	0.87	%(f)

Supplemental Data
Net assets, end of period (000)	$20,856		$15,007	$7,365	$5,495

Portfolio turnover rate(g)	3	%(e)	12%	12%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Innovative Healthcare ETF

	Six Months Ended				Period From
	01/31/21		Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$30.03		$24.74	$26.03	$24.97

Net investment income(b)	0.21		0.43	0.37	0.11
Net realized and unrealized gain (loss)(c)	4.13		5.72	(1.15)	1.04

Net increase (decrease) from investment operations	4.34		6.15	(0.78)	1.15

Distributions(d)
From net investment income		(0.19)	(0.38)	(0.36)		(0.09)
From net realized gain		(0.56)	(0.48)	(0.15)	—

Total distributions		(0.75)	(0.86)	(0.51)		(0.09)

Net asset value, end of period	$33.62		$30.03	$24.74	$26.03

Total Return

Based on net asset value	14.60	%(e)	25.31%	(3.04)%	4.62	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)

Net investment income	1.35	%(f)	1.53%	1.45%	1.25	%(f)

Supplemental Data
Net assets, end of period (000)	$35,302		$21,021	$4,949	$5,206

Portfolio turnover rate(g)	6	%(e)	24%	8%	3	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Media and Entertainment ETF

	Six Months Ended				Period From
	01/31/21		Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$26.34		$28.22	$26.38	$25.05

Net investment income(b)	0.16		0.20	0.26	0.10
Net realized and unrealized gain (loss)(c)	8.47		(0.86)	1.97	1.29

Net increase (decrease) from investment operations	8.63		(0.66)	2.23	1.39

Distributions(d)
From net investment income		(0.17)	(0.21)	(0.26)		(0.06)
From net realized gain	—		(1.01)	(0.13)	—

Total distributions		(0.17)	(1.22)	(0.39)		(0.06)

Net asset value, end of period	$34.80		$26.34	$28.22	$26.38

Total Return
Based on net asset value	32.89	%(e)	(2.33)%	8.64%	5.54	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)

Net investment income	1.04	%(f)	0.79%	0.99%	1.04	%(f)

Supplemental Data
Net assets, end of period (000)	$15,659		$9,218	$7,056	$5,277

Portfolio turnover rate(g)	5	%(e)	16%	10%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Evolved U.S. Technology ETF

	Six Months Ended				Period From
	01/31/21		Year Ended	Year Ended	03/21/18	(a)
	(unaudited)		07/31/20	07/31/19	to 07/31/18

Net asset value, beginning of period	$40.70		$29.95	$26.33	$24.89

Net investment income(b)	0.10		0.24	0.23	0.06
Net realized and unrealized gain(c)	6.55		10.80	3.73	1.43

Net increase from investment operations	6.65		11.04	3.96	1.49

Distributions(d)
From net investment income		(0.10)	(0.24)	(0.27)		(0.05)
From net realized gain	—		(0.05)	(0.07)	—

Total distributions		(0.10)	(0.29)	(0.34)		(0.05)

Net asset value, end of period	$47.25		$40.70	$29.95	$26.33

Total Return
Based on net asset value	16.37	%(e)	37.15%	15.27%	6.00	%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%	0.18%	0.18	%(f)

Net investment income	0.47	%(f)	0.72%	0.85%	0.70	%(f)

Supplemental Data
Net assets, end of period (000)	$101,584		$79,355	$16,470	$5,266

Portfolio turnover rate(g)	7	%(e)	5%	7%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Evolved U.S. Consumer Staples	Non-diversified
Evolved U.S. Discretionary Spending	Non-diversified
Evolved U.S. Financials	Non-diversified
Evolved U.S. Healthcare Staples	Non-diversified
Evolved U.S. Innovative Healthcare	Non-diversified
Evolved U.S. Media and Entertainment	Non-diversified
Evolved U.S. Technology	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of January 31, 2021:

iShares ETF and Counterparty	Market Value of	Cash Collateral		Non-Cash Collateral	Net Amount
	Securities on Loan	Received	(a)	Received

Evolved U.S. Consumer Staples
Barclays Capital Inc.	$75,969	$75,969		$—	$—
BofA Securities, Inc.	35,915	35,915		—	—
Citigroup Global Markets Inc.	33,508	33,508		—	—
Morgan Stanley & Co. LLC	56,921	56,921		—	—

	$202,313	$202,313		$—	$—

Evolved U.S. Discretionary Spending
Citigroup Global Markets Inc.	$119,950	$119,950		$—	$—
Morgan Stanley & Co. LLC	2,214	2,214		—	—

	$122,164	$122,164		$—	$—

Evolved U.S. Financials
Credit Suisse Securities (USA) LLC	$3,192	$3,192		$—	$—
Morgan Stanley & Co. LLC	5,787	5,679		—	(108	)(b)

	$8,979	$8,871		$—		$(108)

Evolved U.S. Healthcare Staples
Barclays Capital Inc.	$1,931	$1,931		$—	$—

Evolved U.S. Innovative Healthcare
Barclays Capital Inc.	$188,292	$188,292		$—	$—
Citigroup Global Markets Inc.	71,183	71,183		—	—
Credit Suisse Securities (USA) LLC	15,994	15,994		—	—
HSBC Bank PLC	9,209	9,209		—	—
Morgan Stanley & Co. LLC	432,774	432,774		—	—
Nomura Securities International Inc.	16,508	16,508		—	—
SG Americas Securities LLC	87,986	87,986		—	—
TD Prime Services LLC	100,164	98,087		—	(2,077	)(b)

	$922,110	$920,033		$—	$(2,077)

Evolved U.S. Media and Entertainment
Morgan Stanley & Co. LLC	$99,378	$99,378		$—	$—

Evolved U.S. Technology
UBS AG	$11,902	$11,902		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Investment Advisory Fee

Evolved U.S. Consumer Staples	0.18%
Evolved U.S. Discretionary Spending	0.18
Evolved U.S. Financials	0.18
Evolved U.S. Healthcare Staples	0.18
Evolved U.S. Innovative Healthcare	0.18
Evolved U.S. Media and Entertainment	0.18
Evolved U.S. Technology	0.18

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, each Fund retained 75% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Evolved U.S. Consumer Staples	$258
Evolved U.S. Discretionary Spending	81
Evolved U.S. Financials	8
Evolved U.S. Healthcare Staples	64
Evolved U.S. Innovative Healthcare	2,673
Evolved U.S. Media and Entertainment	489
Evolved U.S. Technology	219

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Evolved U.S. Consumer Staples	$491,271	$158,798	$(4,503)
Evolved U.S. Discretionary Spending	366,662	324,118	7,488
Evolved U.S. Healthcare Staples	108,881	155,657	4,771
Evolved U.S. Innovative Healthcare	1,355,588	60,352	3,031
Evolved U.S. Technology	2,260,211	881,077	(12,811)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

6.	PURCHASES AND SALES

For the six months ended January 31, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Evolved U.S. Consumer Staples	$825,768	$950,201
Evolved U.S. Discretionary Spending	850,942	949,633
Evolved U.S. Financials	108,592	121,718
Evolved U.S. Healthcare Staples	474,665	517,141
Evolved U.S. Innovative Healthcare	1,493,188	1,965,331
Evolved U.S. Media and Entertainment	627,997	598,441
Evolved U.S. Technology	6,217,411	6,185,494

For the six months ended January 31, 2021, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Evolved U.S. Consumer Staples	$13,226,874	$—
Evolved U.S. Discretionary Spending	9,242,971	—
Evolved U.S. Healthcare Staples	3,599,114	—
Evolved U.S. Innovative Healthcare	11,011,713	—
Evolved U.S. Media and Entertainment	4,658,196	1,339,898
Evolved U.S. Technology	17,510,197	8,418,830

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Evolved U.S. Consumer Staples	$58,398
Evolved U.S. Financials	25,476
Evolved U.S. Healthcare Staples	20,446
Evolved U.S. Technology	32,554

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

As of January 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Evolved U.S. Consumer Staples	$22,505,633	$1,497,643	$(219,267)	$1,278,376
Evolved U.S. Discretionary Spending	19,903,935	4,113,156	(229,081)	3,884,075
Evolved U.S. Financials	4,920,557	547,384	(477,467)	69,917
Evolved U.S. Healthcare Staples	16,546,473	4,345,657	(51,448)	4,294,209
Evolved U.S. Innovative Healthcare	31,536,057	5,466,814	(818,521)	4,648,293
Evolved U.S. Media and Entertainment	12,624,248	3,400,294	(265,102)	3,135,192
Evolved U.S. Technology	78,208,586	23,662,945	(277,987)	23,384,958

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations,

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/21		Year Ended 07/31/20

iShares ETF	Shares	Amount	Shares	Amount

Evolved U.S. Consumer Staples Shares sold	450,000	$13,332,379	200,000	$5,356,261

Evolved U.S. Discretionary Spending Shares sold	250,000	$9,369,893	300,000	$8,824,906
Shares redeemed	—	—	(150,000)	(4,347,317)

Net increase	250,000	$9,369,893	150,000	$4,477,589

Evolved U.S. Healthcare Staples Shares sold	100,000	$3,806,550	250,000	$7,330,427
Shares redeemed	—	—	(50,000)	(1,298,075)

Net increase	100,000	$3,806,550	200,000	$6,032,352

Evolved U.S. Innovative Healthcare Shares sold	350,000	$11,148,474	500,000	$14,398,781

Evolved U.S. Media and Entertainment Shares sold	150,000	$4,702,743	150,000	$3,548,987
Shares redeemed	(50,000)	(1,359,716)	(50,000)	(1,361,022)

Net increase	100,000	$3,343,027	100,000	$2,187,965

Evolved U.S. Technology Shares sold	400,000	$17,784,401	1,400,000	$49,763,348
Shares redeemed	(200,000)	(8,578,581)	—	—

Net increase	200,000	$9,205,820	1,400,000	$49,763,348

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Evolved U.S. Consumer Staples ETF, iShares Evolved U.S. Discretionary Spending ETF, iShares Evolved U.S. Financials ETF, iShares Evolved U.S. Healthcare Staples ETF, iShares Evolved U.S. Innovative Healthcare ETF, iShares Evolved U.S. Media and Entertainment ETF and iShares Evolved U.S. Technology ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Evolved U.S. Consumer Staples(a)	$0.342856	$—	$0.064089	$0.406945	84%	—%	16%		100%
Evolved U.S. Discretionary Spending(a)	0.162553	—	0.000550	0.163103	100	—	0	(b)	100
Evolved U.S. Financials(a)	0.255191	—	0.018812	0.274003	93	—	7		100
Evolved U.S. Healthcare Staples(a)	0.166211	—	0.021973	0.188184	88	—	12		100
Evolved U.S. Innovative Healthcare(a)	0.167685	0.558035	0.027998	0.753718	22	74	4		100
Evolved U.S. Media and Entertainment(a)	0.153064	—	0.015020	0.168084	91	—	9		100
Evolved U.S. Technology(a)	0.097593	—	0.005076	0.102669	95	—	5		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	59

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	61

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-111-0121

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: April 08, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: April 08, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 08, 2021